UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04101

Excelsior Tax-Exempt Funds, Inc.

(Exact name of registrant as specified in charter)

114 West 47th Street

New York, NY  10036

(Address of principal executive offices)  (Zip code)

BISYS Fund Services

3435 Stelzer Rd.

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-852-1000

Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005

Item 1. Reports to Stockholders.

MONEY MARKET

FUNDS

SEMI-ANNUAL REPORT

September 30, 2005

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call 1-800-446-1012, from overseas, call 617-483-7297.

•	Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-446-1012, or (ii) by accessing the Excelsior Funds’ internet address and (iii) on the Commission’s website at http://www.sec.gov.

Excelsior Funds file their June 30 and December 31 schedule of portfolio holdings with the Securities and Exchange Commission, on Form N-Q, within sixty days after the applicable reporting period. Excelsior Funds Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A schedule of each Fund’s portfolio holdings, as of the end of the prior month, is also available on the Funds’ website. This schedule is updated monthly, typically by the 15th calendar day, after the end of each month. The Funds may terminate or modify this policy at anytime.

You should consider the Funds’ investment objectives, risks and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by BISYS Fund Services Limited Partnership.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

Excelsior Funds

P.O. Box 8529

Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, N.A., THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Government Money Fund

Principal Amount	Security Description	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 92.60%
$ 40,000,000	Federal Farm Credit Bank, Discount Note, 3.45%, 10/05/05	$39,984,667
100,000,000	Federal Home Loan Bank, Discount Note, 3.50%, 10/05/05	99,961,112
75,000,000	Federal Home Loan Bank, Discount Note, 3.62%, 10/14/05	74,901,958
100,000,000	Federal Home Loan Mortgage Corporation, Discount Note, 3.65%, 10/18/05	99,827,639
50,000,000	Federal National Mortgage Association, Discount Note, 3.43%, 10/04/05	49,985,708

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $364,661,084)	364,661,084

U.S. TREASURY OBLIGATIONS — 2.53%
10,000,000	3.22%, 11/10/05 (a)	9,964,333

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,964,333)	9,964,333

Shares
REGISTERED INVESTMENT COMPANY — 0.15%
575,646	Dreyfus Treasury Prime Cash Management Fund	575,646

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $575,646)	575,646

Principal Amount	Security Description	Value
REPURCHASE AGREEMENT — 3.81%
$ 15,000,000	Morgan Stanley Dean Witter 3.80%, dated 09/30/05, due 10/03/05, to be repurchased at $15,004,750 (collaterized by various U.S. Government & Agency obligations, total market value $15,463,434)	$15,000,000

	TOTAL REPURCHASE AGREEMENT (Cost $15,000,000)	15,000,000

TOTAL INVESTMENTS (Cost $390,201,063)	99.09%	$390,201,063
OTHER ASSETS IN EXCESS OF LIABILITIES	0.91	3,595,783

NET ASSETS	100.00%	$393,796,846

(a)	The rate shown is the effective yield at the time of purchase.

Discount Note—The rate reported is the discount rate at the time of purchase.

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Government Money Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Obligations	92.60%	$364,661,084
Repurchase Agreement	3.81	15,000,000
U.S. Treasury Obligations	2.53	9,964,333
Registered Investment Company	0.15	575,646

Total Investments	99.09%	$390,201,063
Other Assets and Liabilities (Net)	0.91	3,595,783

Net Assets	100.00%	$393,796,846

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Money Fund

Principal Amount	Security Description	Value
CERTIFICATES OF DEPOSIT — 16.83%
$70,000,000	BNP Paribas, 3.76%, 11/01/05	$70,000,000
75,000,000	First Tennessee Bank, 3.77%, 11/01/05	75,000,000
70,000,000	Washington Mutual Corp., 3.60%, 10/07/05	70,000,000
70,000,000	Wells Fargo Co., 3.74%, 11/01/05	70,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost $285,000,000)	285,000,000

COMMERCIAL PAPER — 74.84%
70,000,000	American Express Credit Corp., Discount Note, 3.72%, 10/14/05	69,905,967
70,000,000	Bank of New York, Discount Note, 3.57%, 10/06/05	69,965,292
70,000,000	Citigroup Funding Inc., Discount Note, 3.70%, 10/26/05	69,820,139
70,000,000	Danske Bank Corp., Discount Note, 3.79%, 11/03/05	69,756,808
70,000,000	Dupont, Discount Note, 3.72%, 10/18/05	69,877,033
75,000,000	General Electric Capital Corp., Discount Note, 3.70%, 10/03/05	74,984,583
70,000,000	HSBC, Discount Note, 3.72%, 10/20/05	69,862,567
70,000,000	JP Morgan Chase, Discount Note, 3.73%, 11/01/05	69,775,164
69,695,000	Merck & Co., Discount Note, 3.75%, 10/05/05	69,665,960
75,000,000	New Center Asset Trust, Discount Note, 3.77%, 11/07/05	74,709,396
70,000,000	Preferred Receivables Funding Corp., Discount Note, 3.79%, 10/07/05 (a)	69,955,783
70,000,000	Prudential Funding, Discount Note, 3.61%, 10/07/05	69,957,883
70,000,000	Ranger Funding Co., LLC, Discount Note, 3.78%, 11/02/05	69,764,800

Principal Amount	Security Description	Value
COMMERCIAL PAPER — (continued)
$70,000,000	Societe Generale, Discount Note, 3.78%, 11/02/05	$69,764,800
70,000,000	Three Pillars Funding, Discount Note, 3.63%, 10/03/05 (a)	69,985,883
70,000,000	UBS Finance Corp., Discount Note, 3.80%, 10/06/05	69,963,056
70,000,000	Windmill Funding Corp., Discount Note, 3.73%, 11/03/05 (a)	69,760,658
70,000,000	Yorktown Capital, Discount Note, 3.79%, 10/06/05	69,963,153

	TOTAL COMMERCIAL PAPER (Cost $1,267,438,925)	1,267,438,925

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.25%
25,000,000	Federal Home Loan Bank, Discount Note, 3.15%, 10/03/05	24,995,625
30,000,000	Federal National Mortgage Association, Discount Note, 3.15%, 10/03/05	29,994,750

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $54,990,375)	54,990,375

Shares
REGISTERED INVESTMENT COMPANY — 0.03%
489,301	Dreyfus Government Cash Management Fund	489,301

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $489,301)	489,301

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Money Fund — (continued)

Principal Amount	Security Description	Value
REPURCHASE AGREEMENT — 3.90%
$66,000,000	Morgan Stanley Dean Witter 3.80%, dated 09/30/05, due 10/03/05, to be repurchased at $66,020,900 (collateralized by U.S. Government obligations ranging in par value $165,000-$34,000,000, 3.38%-4.50%, 02/23/07-09/14/12; total market value $67,140,530)	$66,000,000
TOTAL REPURCHASE AGREEMENT (Cost $66,000,000)		66,000,000

TOTAL INVESTMENTS (Cost $1,673,918,601)	98.85%	$1,673,918,601
OTHER ASSETS IN EXCESS OF LIABILITIES	1.15	19,472,697

NET ASSETS	100.00%	$1,693,391,298

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $209,702,324 or 12.38% of net assets.

Discount Note—The rate reported is the discount rate at the time of purchase.

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
Commercial Paper	74.84%	$1,267,438,925
Certificates of Deposit	16.83	285,000,000
Repurchase Agreement	3.90	66,000,000
U.S. Government Agency Mortgage Obligations	3.25	54,990,375
Registered Investment Company	0.03	489,301

Total Investments	98.85%	$1,673,918,601
Other Assets and Liabilities (Net)	1.15	19,472,697

Net Assets	100.00%	$1,693,391,298

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

New York Tax-Exempt Money Fund

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 66.84%
$ 5,500,000	Albany, New York, City School District General Obligation Bonds, Tax Anticipation Notes, 2.75%, 10/28/05	$5,501,717
5,000,000	Carmel, New York, Central School District General Obligation Bonds, Tax Anticipation Notes, 2.65%, 10/31/05	5,000,649
12,220,000	Erie County, New York, Industrial Development Agency Revenue Bonds, School Facilities, TOCS, Series J, (FSA), 2.77%, 05/01/12 (a)(b)	12,220,000
300,000	Erie County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 2.71%, 12/01/16 (a)	300,000
8,500,000	Greenburgh, New York, Central School District General Obligation Bonds, Tax Anticipation Notes, 2.63%, 10/14/05	8,500,423
5,000,000	Guilderland, New York, Central School District General Obligation Bonds, Tax Anticipation Notes, 2.60%, 10/28/05	5,000,358
11,000,000	Katonah-Lewisboro, New York, Union Free School District General Obligation Bonds, Tax Anticipation Notes, 2.60%, 10/21/05	11,000,646
5,000,000	Lakeland, New York, Central School District General Obligation Bonds, Shrub Oak Tax Anticipation Note, 2.60%, 10/28/05	5,000,433
4,000,000	Lakeland, New York, Central School District General Obligation Bonds, Shrub Oak Tax Anticipation Note, 2.80%, 10/28/05	4,000,466

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$11,000,000	New York City, New York, Metropolitan Transportation Authority Revenue Bonds, Series D-2, (FSA), 2.72%, 11/01/32 (a)	$11,000,000
9,980,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, PUTTER, Series 622, (AMBAC), 2.78%, 06/15/12 (a)(b)	9,980,000
9,195,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems Floating Rate Trust Certificates, Series 726X, (MBIA), 2.76%, 06/15/27 (a)(b)	9,195,000
10,870,000	New York City, New York, Transitional Finance Authority Revenue Bonds, EAGLE, Class A, 2.78%, 02/01/31 (a)(b)	10,870,000
12,685,000	New York City, New York, Transitional Finance Authority Revenue Bonds, FLOATER, Series 536, (MBIA), 2.76%, 05/01/15 (a)(b)	12,685,000
4,995,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTER, Series 307, (AMBAC), 2.78%, 08/01/19 (a)(b)	4,995,000
5,500,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTER, Series 471, (FGIC), 2.78%, 02/01/11 (a)(b)	5,500,000
3,650,000	New York State, Commercial Paper, Series 97-A, 2.63%, 10/17/05	3,650,000
9,830,000	New York State, Dormitory Authority Commercial Paper, Columbia University, 2.50%, 11/09/05	9,830,000

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$ 5,000,000	New York State, Dormitory Authority Revenue Bonds, Mental Health Facilities, (FSA), 2.75%, 02/15/21 (a)	$5,000,000
5,000,000	New York State, Environmental Authority Commercial Paper, Series 97A, 2.55%, 10/06/05	5,000,000
10,000,000	New York State, Munitops Certificates Trust, General Obligation Bonds, (FSA), 2.76%, 12/15/12 (a)(b)	10,000,000
7,000,000	New York State, Power Authority General Obligation Bonds, 2.80%, 03/01/20 (a)	7,000,000
5,000,000	New York State, Sales Tax Asset Receivable Corp. Revenue Bonds, FLOATER, Series 1177, (AMBAC), 2.77%, 10/15/32 (a)(b)	5,000,000
8,285,000	New York State, Sales Tax Asset Receivable Corp. Revenue Bonds, PUTTER, Series 564, (MBIA), 2.78%, 10/15/12 (a)(b)	8,285,000
23,225,000	New York State, Thruway Authority Revenue Bonds, EAGLE, Class A, (AMBAC), 2.78%, 01/01/30 (a)(b)	23,225,000
6,000,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, EAGLE, Class A, (MBIA), 2.78%, 01/01/32 (a)(b)	6,000,000
2,800,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 2.75%, 01/01/33 (a)	2,800,000
5,000,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series F, 2.75%, 11/01/32 (a)	5,000,000

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$ 4,000,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Sub-Series B3, 2.78%, 01/01/32 (a)	$4,000,000
4,500,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligation, Series 5, 2.82%, 08/01/24 (a)	4,500,000
4,750,000	South Orangetown, New York, Central School District General Obligation Bonds, Bond Anticipation Notes, 3.25%, 12/29/05	4,758,432
2,200,000	Suffolk County, New York, Water Authority Revenue Bonds, Bond Anticipation Notes, 2.68%, 06/01/06 (a)	2,200,000
7,000,000	Suffolk County, New York, Water Authority Revenue Bonds, Bond Anticipation Notes, 2.68%, 12/01/09 (a)	7,000,000
7,500,000	Tompkins County, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Ithaca College Project, (XLCA), 2.78%, 07/01/34 (a)	7,500,000
3,500,000	West Genesee, New York, Central School District General Obligation Bonds, Camillus Project, Revenue Anticipation Notes, 3.25%, 11/18/05	3,502,242
	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $245,000,366)	245,000,366

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — 30.47%
	BAYERISCHE LANDESBANK-80% / LANDESBANK BADEN-(WUERTTEMBERG-20%)
$ 4,700,000	Long Island Power Authority, New York, Electric Systems Revenue Bonds, Series 1A, (WESTDEUTSCHE LANDESBANK) 2.76%, 05/01/33 (a)	$4,700,000
4,350,000	Long Island Power Authority, New York, Electric Systems Revenue Bonds, Sub-Series 2A, (WESTDEUTSCHE LANDESBANK) 2.75%, 05/01/33 (a)	4,350,000
2,700,000	Long Island Power Authority, New York, Electric Systems Revenue Bonds, Sub-Series 3B, (BANK OF AMERICA N.A.) 2.80%, 05/01/33 (a)	2,700,000
5,000,000	New York City, New York, General Obligation Bonds, Sub-Series A2, (BAYERISCHE LANDESBANK) 2.75%, 08/01/31 (a)	5,000,000
9,630,000	New York City, New York, General Obligation Bonds, Sub-Series B8, (BANK OF NEW YORK) 2.74%, 08/15/24 (a)	9,630,000
1,300,000	New York City, New York, General Obligation Bonds, Sub-Series C5, (WESTDEUTSCHE LANDESBANK) 2.73%, 08/01/20 (a)	1,300,000
2,900,000	New York City, New York, General Obligation Bonds, Sub-Series G3, (FLEET NATIONAL BANK) 2.73%, 08/01/14 (a)	2,900,000
2,850,000	New York City, New York, General Obligation Bonds, Sub-Series H6, (MANUFACTURERS & TRADERS) 2.74%, 03/01/34 (a)	2,850,000

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$ 8,800,000	New York City, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Jewish Community Center Project, (BANK OF AMERICA N.A.) 2.85%, 03/01/30 (a)	$8,800,000
15,320,000	New York City, New York, Industrial Development Agency Revenue Bonds, Special Facilities, New York Stock Exchange Project, Series B, (ABN AMRO) 2.72%, 05/01/33 (a)	15,320,000
5,400,000	New York City, New York, Mass Transportation Authority Commercial Paper, Series A-1, (ABN AMRO) 2.48%, 10/06/05	5,400,000
2,000,000	New York City, New York, Mass Transportation Authority Commercial Paper, Series A-1, (ABN-AMRO) 2.50%, 10/06/05	2,000,000
10,700,000	New York City, New York, Mass Transportation Authority Commercial Paper, Series A-1, (LANDESBANK HESSEN- THURINGEN) 2.65%, 11/07/05	10,700,000
13,500,000	New York State, Housing Finance Agency Revenue Bonds, Service Contracts, Series I, (BANK OF NEW YORK) 2.76%, 03/15/31 (a)	13,500,000
4,000,000	New York State, Local Government Assistance Corp. Revenue Bonds, Series B, (LANDESBANK HESSEN-THURINGEN) 2.68%, 04/01/25 (a)	4,000,000

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$ 2,000,000	New York State, Local Government Assistance Corp. Revenue Bonds, Series C, (SOCIETE GENERALE) 2.68%, 04/01/25 (a)	$2,000,000
6,600,000	New York State, Local Government Assistance Corp. Revenue Bonds, Series F, (JP MORGAN CHASE BANK) 2.72%, 04/01/25 (a)	6,600,000
5,000,000	Syracuse, New York, General Obligation Bonds, Revenue Anticipation Notes, Series A, (BANK OF NEW YORK) 3.13%, 10/28/05	5,002,169
4,938,000	Yonkers, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Consumers Union Facility, 2.75%, 07/01/19 (a)	4,938,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $111,690,169)	111,690,169

TAX-EXEMPT CASH EQUIVALENT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — 4.01%
9,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, FLOATER, Series 283, (Partially Prerefunded 05/15/10 @ 101), 2.76%, 11/15/18 (a)(b)	9,000,000
5,695,000	New York State, Metropolitan Transportation Authority Revenue Bonds, Floating Rate Trust Certificates, Series 9, (FGIC) (Prerefunded 07/01/06 @ 100), 2.78%, 07/01/26 (a)(b)	5,695,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — ESCROWED IN U.S. GOVERNMENTS (Cost $14,695,000)	14,695,000

Shares	Security Description	Value
REGISTERED INVESTMENT COMPANIES — 0.09%
341,747	BlackRock Institutional New York Money Market Fund	$341,747
1	Dreyfus New York Tax Exempt Fund	1
	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $341,748)	341,748

TOTAL INVESTMENTS (Cost $371,727,283)	101.41%	$371,727,283
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.41)	(5,168,356)

NET ASSETS	100.00%	$366,558,927

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $132,650,000 or 36.19% net assets.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

XLCA—XL Capital Assurance Inc.

Notes

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2005, approximately 34% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2005, approximately 100% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	59.18%	$216,933,000
General Obligation Bonds	32.16	117,872,535
Commercial Paper	9.98	36,580,000
Registered Investment Companies	0.09	341,748

Total Investments	101.41	$371,727,283
Other Assets and Liabilities (Net)	(1.41)	(5,168,356)

Net Assets	100.00%	$366,558,927

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Tax-Exempt Money Fund

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 88.59%
$13,320,000	Alaska State, Housing Finance Authority Revenue Bonds, State Capital Project, Series C, (MBIA), 2.75%, 07/01/22 (a)	$13,320,000
10,100,000	Anne Arundel County, Maryland, Commercial Paper, 2.65%, 11/07/05	10,100,000
56,165,000	Austin, Texas, Water & Wastewater System Revenue Bonds, (FSA), 2.76%, 05/15/24 (a)	56,165,000
15,640,000	Bastrop, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-23, 2.78%, 02/15/11 (a)(b)	15,640,000
14,065,000	Bryan, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-16, 2.78%, 02/15/13 (a)(b)	14,065,000
34,000,000	Burke County, Georgia, Oglethorpe Power Authority, Commercial Paper, Series 98-B, (AMBAC), 2.65%, 10/21/05	34,000,000
20,000,000	Burke County, Georgia, Olgethorpe Power Authority, Commercial Paper, Series 98-A, (AMBAC), 2.60%, 10/07/05	20,000,000
15,835,000	Cedar Hill, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-19, 2.78%, 07/01/13 (a)(b)	15,835,000
44,430,000	Charlotte, North Carolina, Water & Sewer System Revenue Bonds, Series B, 2.75%, 07/01/27 (a)	44,430,000

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$12,200,000	Chicago, Illinois, Board of Education General Obligation Bonds, Series D, (FSA), 2.78%, 03/01/32 (a)	$12,200,000
55,575,000	Chicago, Illinois, Capital Improvement General Obligation Bonds, Metropolitan Water Reclamation District Project, Series A, 2.75%, 12/01/31 (a)	55,575,000
43,730,000	Chicago, Illinois, Capital Improvement General Obligation Bonds, Metropolitan Water Reclamation District Project, Series E, 2.75%, 12/01/22 (a)	43,730,000
22,000,000	Chicago, Illinois, General Obligation Bonds, Neighborhood Alive Project, Series 21-B, (MBIA), 2.75%, 01/01/37 (a)	22,000,000
23,500,000	Chicago, Illinois, General Obligation Bonds, Series B, (FGIC), 2.75%, 01/01/37 (a)	23,500,000
7,455,000	Chicago, Illinois, General Obligation Bonds, TOCS, Series 0, (FSA), 2.78%, 07/10/13 (a)(b)	7,455,000
28,565,000	Chicago, Illinois, Sales Tax Revenue Bonds, (FGIC), 2.78%, 01/01/34 (a)	28,565,000
15,000,000	Cleveland, Ohio, Waterworks Revenue Bonds, Series L, (FGIC), 2.75%, 01/01/33 (a)	15,000,000
15,000,000	Colorado Springs, Colorado, School District No. 11 Facilities Corp. Certificate Participation, (FSA), 2.77%, 12/01/17 (a)	15,000,000

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$55,800,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A, 2.75%, 11/01/29 (a)	$55,800,000
11,100,000	Colorado Springs, Colorado, Utilities Revenue Bonds, TOCS, Series E, 2.78%, 11/09/12 (a)(b)	11,100,000
7,400,000	Connecticut State, General Obligation Bonds, Municipal Securities Trust Receipts, Series JPMC4, 2.83%, 06/15/15 (a)(b)	7,400,000
6,565,000	Connecticut State, Special Tax Obligation Revenue Bonds, FLOATER, Series 735, (AMBAC), 2.77%, 12/01/19 (a)(b)	6,565,000
14,000,000	Curators of the University Missouri, Systems Facility Revenue Bonds, Series A, 2.80%, 11/01/32 (a)	14,000,000
25,995,000	Cypress Fairbanks, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-22, 2.78%, 02/15/11 (a)(b)	25,995,000
16,685,000	Dallas, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-6, 2.78%, 02/15/12 (a)(b)	16,685,000
29,630,000	Dallas, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-1, 2.78%, 08/15/12 (a)(b)	29,630,000
12,935,000	Denton, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-21, 2.78%, 08/15/12 (a)(b)	12,935,000

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$13,035,000	Detroit, Michigan, Munitops Certificates Trust, City School District General Obligation Bonds, Series 2004-39, (FGIC), 2.77%, 05/01/11 (a)(b)	$13,035,000
41,540,000	Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series C-1, (FSA), 2.78%, 07/01/27 (a)	41,540,000
51,660,000	Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series C-2, (FGIC), 2.78%, 07/01/29 (a)	51,660,000
22,955,000	District of Columbia, General Obligation Bonds, Series B, (FSA), 2.79%, 06/01/30 (a)	22,955,000
23,635,000	District of Columbia, General Obligation Bonds, Series D, (FGIC), 2.77%, 06/01/29 (a)	23,635,000
4,000,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue Bonds, Exxon Project, 2.79%, 03/01/22 (a)	4,000,000
11,100,000	Easton, Connecticut, General Obligation Bonds, Bond Anticipation Notes, 3.00%, 11/09/05	11,105,353
5,960,000	Fairfax County, Virginia, General Obligation Bonds, PUTTER, Series 461, 2.79%, 04/01/12 (a)(b)	5,960,000
3,500,000	Fort Bend, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 1999-6, 2.77%, 03/07/07 (a)(b)	3,500,000
9,265,000	Frisco, Texas, Munitops Certificates Trust, General Obligation Bonds, 2.78%, 08/15/11 (a)(b)	9,265,000

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$ 8,745,000	Georgia State, General Obligation Bonds, FLOATER, Series 647, 2.78%, 05/01/22 (a)(b)	$8,745,000
8,385,000	Grand Rapids, Michigan, Sanitation & Sewer Systems Revenue Bonds, TOCS, Series G, (FGIC), 2.78%, 07/23/12 (a)(b)	8,385,000
9,995,000	Harlandale, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2005-22, 2.78%, 08/15/13 (a)(b)	9,995,000
33,000,000	Harris County, Texas, General Obligation Bonds, Tax Anticipation Notes, 3.75%, 02/28/06	33,139,550
10,420,000	Hawaii State, Munitops Certificates Trust, General Obligation Bonds (FSA), 2.77%, 07/01/10 (a)(b)	10,420,000
10,000,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project — Standard Oil Co., 2.80%, 03/01/14 (a)	10,000,000
10,300,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project — Standard Oil Co., 2.70%, 11/01/19 (a)	10,300,000
9,995,000	Houston, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-35, (PSF-GTD), 2.78%, 02/15/13 (a)(b)	9,995,000

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$12,600,000	Houston, Texas, Utility System Revenue Bonds, TOCS, Series A, (FSA), 2.78%, 05/15/12 (a)(b)	$12,600,000
23,000,000	Howard County, Maryland, Commercial Paper, Public Bond Anticipation Notes, Series C, 2.67%, 10/07/05	23,000,000
9,710,000	Hurley, New Mexico, Pollution Control Revenue Bonds, Kennecott Santa Fe, BP Amoco, 2.83%, 12/01/15 (a)	9,710,000
25,000,000	Intermountain Power Agency, Utah, Commercial Paper, Series B, 2.60%, 11/09/05	25,000,000
10,000,000	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series E, (AMBAC), 2.72%, 12/01/05 (a)	10,000,000
7,000,000	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series F, (AMBAC), 2.73%, 12/01/05 (a)	7,000,000
5,000,000	Jackson County, Mississippi, Water Systems General Obligation Bonds, Chervon Corp., 2.65%, 02/01/06 (a)	5,000,000
8,505,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Floating Rate Trust Certificates, Series N-8, 2.87%, 10/01/23 (a)(b)	8,505,000
8,955,000	Judson, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2003-36, 2.78%, 02/01/11 (a)(b)	8,955,000

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$29,800,000	Kansas State, Department of Highway Transportation Revenue Bonds, Series B-1, 2.76%, 09/01/19 (a)	$29,800,000
13,900,000	Kansas State, Department of Highway Transportation Revenue Bonds, Series B-1, 2.77%, 09/01/19 (a)	13,900,000
13,288,000	Maryland State, Higher Education Commercial Paper, Johns Hopkins University, 2.60%, 10/12/05	13,288,000
22,500,000	Massachusetts State, General Obligation Bonds, Series A, 2.78%, 09/01/16 (a)	22,500,000
20,000,000	Mecklenburg County, North Carolina, General Obligation Bonds, Series 1996C, 2.73%, 03/01/14 (a)	20,000,000
22,000,000	Metropolitan Government Nashville & Davidson County, Tennessee, Commercial Paper, 2.78%, 12/15/05	22,000,000
15,000,000	Metropolitan Government Nashville & Davidson County, Tennessee, Commercial Paper, Vanderbilt University, 2.80%, 10/11/05	15,000,000
9,495,000	Michigan State, Municipal Bond Authority Revenue Bonds, PUTTER, Series 419, 2.79%, 04/01/12 (a)(b)	9,495,000
5,220,000	Michigan State, Municipal Bond Authority Revenue Bonds, PUTTER, Series 453, 2.79%, 05/01/12 (a)(b)	5,220,000
15,800,000	Michigan State, School Loan Commercial Paper, 2.20%, 10/05/05	15,800,000
5,300,000	Milford, Connecticut, General Obligation Bonds, Bond Anticipation Notes, Lot A, 3.00%, 11/04/05	5,302,472

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$10,600,000	Missouri State, Health & Educational Facilities Authority Revenue Bonds, Washington University, Series B, 2.81%, 03/01/40 (a)	$10,600,000
19,100,000	Montgomery, Alabama, Industrial Development Board Pollution Control & Solid Waste Disposal Revenue Bonds, General Electric Co. Project, 2.82%, 05/01/21 (a)	19,100,000
8,780,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTER, Series 468, (MBIA), 2.78%, 02/01/11 (a)(b)	8,780,000
6,000,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Sub-Series B3, 2.78%, 01/01/32 (a)	6,000,000
9,400,000	Niagara Falls, New York, Bridge Community Toll Authority Revenue Bonds, Series A, (FGIC), 2.71%, 10/01/19 (a)	9,400,000
12,225,000	North Carolina State, General Obligation Bonds, PUTTER, Series 465, 2.79%, 05/01/11 (a)(b)	12,225,000
10,290,000	North Carolina State, General Obligation Bonds, PUTTER, Series 466, 2.79%, 03/01/12 (a)(b)	10,290,000
14,920,000	North Carolina State, Public Improvements General Obligation Bonds, Series F, 2.70%, 05/01/21 (a)	14,920,000
7,000,000	North East Independent School District, Texas, General Obligation Bonds, TOCS, Series U, (PSF-GTD), 2.78%, 03/15/13 (a)(b)	7,000,000

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$31,085,000	Ohio State, Infrastructure Improvement General Obligations Bonds, Series D, 2.75%, 02/01/19 (a)	$31,085,000
18,050,000	Oklahoma State, Water Resource Board Revenue Bonds, Loan Program, 2.80%, 09/01/32 (a)	18,050,000
18,100,000	Omaha, Nebraska, Public Power Distribution, Commercial Paper, 2.70%, 11/08/05	18,100,000
27,600,000	Omaha, Nebraska, Public Power Distribution, Commercial Paper, 2.65%, 11/10/05	27,600,000
25,000,000	Orlando & Orange County, Florida, Expressway Authority Revenue Bonds, Subseries C, (AMBAC), 2.74%, 07/01/40 (a)	25,000,000
64,800,000	Orlando, Florida, Utilities Commission Water & Electric Revenue Bonds, Series A, 2.76%, 10/01/17 (a)	64,800,000
4,000,000	Pennsylvania State, Higher Educational Facilities Authority Revenue Bonds, TOCS, Series P, 2.78%, 07/10/13 (a)(b)	4,000,000
36,000,000	Pennsylvania State, Turnpike Commission Revenue Bonds, Series A-2, 2.76%, 12/01/30 (a)	36,000,000
16,700,000	Pennsylvania State, University Revenue Bonds, Series A, 2.75%, 04/01/31 (a)	16,700,000
9,460,000	Pflugerville, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-17, 2.78%, 02/15/13 (a)(b)	9,460,000

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$ 3,905,000	Phoenix, Arizona, Civic Improvement Corp., Excise Tax Revenue Bonds, EAGLE, Class A, 2.79%, 07/01/17 (a)(b)	$3,905,000
6,700,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligation, Series 5, 2.82%, 08/01/24 (a)	6,700,000
10,000,000	Rhode Island State, Health & Educational Building Corp., Higher Educational Facilities Revenue Bonds, Brown University, Series B, 2.78%, 09/01/32 (a)	10,000,000
7,200,000	Salem County, New Jersey, Industrial Pollution Control Revenue Bonds, 2.60%, 03/01/12 (a)	7,200,000
13,600,000	Salt Lake County, Utah, Pollution Control Revenue Bonds, Service Station Holdings Project, BP Amoco, 2.83%, 02/01/08 (a)	13,600,000
20,000,000	San Antonio, Texas, Commercial Paper, Series A, 2.65%, 10/21/05	20,000,000
10,000,000	San Antonio, Texas, Commercial Paper, Series A, 2.60%, 11/10/05	10,000,000
27,600,000	Snohomish County, Washington, Public Utilities Authority Revenue Bonds, District No. 1 Generation System, Series A-1, (FSA), 2.74%, 12/01/19 (a)	27,600,000
39,000,000	St. James Parish, Louisiana, Pollution Control Commercial Paper, Texaco Project, Series B, 2.60%, 10/13/05	39,000,000

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$ 4,400,000	Stonington, Connecticut, General Obligation Bonds, Bond Anticipation Notes, Lot A, 3.00%, 10/13/05	$4,400,650
19,600,000	Suffolk County, New York, Water Authority Revenue Bonds, Bond Anticipation Notes, 2.68%, 01/01/08 (a)	19,600,000
7,000,000	University of Arizona, University Certificate Participation, Series B, (AMBAC), 2.73%, 06/01/31 (a)	7,000,000
18,020,000	University of Minnesota, Board of Regents Revenue Bonds, Series A, 2.82%, 01/01/34 (a)	18,020,000
5,500,000	University of Missouri, System Facilities Revenue Bonds, Series B, 2.80%, 11/01/30 (a)	5,500,000
9,000,000	University of North Carolina, University Revenue Bonds, TOCS, Series W, 2.78%, 11/12/13 (a)(b)	9,000,000
5,565,000	University of Texas, University Revenue Bonds, PUTTER, Series 592, 2.79%, 08/15/12 (a)(b)	5,565,000
3,300,000	University of Virginia, University Revenue Bonds, EAGLE, Series A, 2.79%, 06/01/33 (a)(b)	3,300,000
10,000,000	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Project, Series B, 2.83%, 07/01/37 (a)	10,000,000
13,300,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, University of Richmond Project, 2.75%, 08/01/34 (a)	13,300,000

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$10,300,000	Washington, Maryland, Suburban Sanitation District General Obligation Bonds, Series B, 2.79%, 06/01/23 (a)	$10,300,000
13,000,000	Wilmington, North Carolina, General Obligation Bonds, 2.75%, 06/01/15 (a)	13,000,000
35,428,000	Wisconsin State, Transportation Revenue Commercial Paper, Series 1997-A, 2.60%, 10/07/05	35,428,000
3,500,000	York County, South Carolina, School District 4 General Obligation Bonds, Fort Mill, TOCS, Series F, 2.78%, 03/09/12 (a)(b)	3,500,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,841,429,025)	1,841,429,025

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — 11.60%
	CREDIT LOCALE OF FRANCE
17,500,000	Atlanta, Georgia, Metropolitan Rapid Transportation Authority, Commercial Paper, Series A, 2.65%, 10/18/05	17,500,000
	BAYERISCHE LANDESBANK-50%/WESTDEUTSCH E LANDESBANK-50%
27,675,000	Atlanta, Georgia, Metropolitan Rapid Transportation Authority, Sales Tax Revenue Bonds, Series A, 2.73%, 07/01/25 (a)	27,675,000
	BNP PARIBAS
29,900,000	Baltimore, Maryland, Port Facilities Authority Revenue Bonds, 2.60%, 10/14/11 (a)	29,900,000

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
	STATE STREET BANK & TRUST
$15,000,000	Chicago, Illinois, Tender Notes, General Obligation Bonds, (BANK OF AMERICA N.A.) 2.20%, 12/08/05 (a)	$15,000,000
16,000,000	Des Moines, Iowa, Hospital Facilities Authority Revenue Bonds, Methodist Medical Center Project, (BANK OF AMERICA N.A.) 2.77%, 08/01/15 (a)	16,000,000
15,000,000	District of Columbia, Phillips College Issue Revenue Bond, (NORTHERN TRUST COMPANY) 2.75%, 08/01/33 (a)	15,000,000
30,900,000	Illinois State, Development Finance Authority Revenue Bonds, Chicago Symphony Orchestra, (JP MORGAN CHASE BANK) 2.75%, 12/01/28 (a)	30,900,000
12,000,000	Indiana State, Museum of Art Revenue Bonds, (JP MORGAN CHASE BANK) 2.78%, 02/01/39 (a)	12,000,000
7,000,000	Kenton County, Kentucky, Industrial Building Authority Revenue Bonds, Redken Labs, Inc. Project, (LANDESBANK HESSEN-THURINGEN) 2.60%, 12/01/14 (a)	7,000,000
13,600,000	King County, Washington, Sewer Authority Revenue Bonds, Series A, 2.75%, 01/01/32 (a)	13,600,000
	BANK OF NEW YORK-70%/(STATE STREET BANK & TRUST-30%)
32,900,000	Michigan State, Building Authority Commercial Paper, Series 4, (ALLIED IRISH BANK PLC) 2.68%, 10/13/05	32,900,000

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$ 5,725,000	Vermont State, Educational & Health Buildings Financing Agency Revenue Bonds, St. Johnsbury Academy Project, (BANK OF AMERICA N.A.) 2.75%, 04/15/33 (a)	$5,725,000
17,920,000	Washington State, Public Power Supply System Revenue Bonds, Nuclear Project No. 1, Series 1A-2, 2.74%, 07/01/17 (a)	17,920,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $241,120,000)	241,120,000

Shares
REGISTERED INVESTMENT COMPANIES — 0.10%
1	BlackRock Muni Fund	1
2,143,365	Dreyfus Tax Exempt Cash Fund	2,143,365

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $2,143,366)	2,143,366

TOTAL INVESTMENTS (Cost $2,084,692,391)	100.29%	$2,084,692,391
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.29)	(5,956,397)

NET ASSETS	100.00%	$2,078,735,994

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $364,405,000 or 17.53% of net assets.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

PSF-GTD—Permanent School Fund—Guaranteed

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Tax-Exempt Money Fund — (continued)

See Notes to Financial Statements.

Notes

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2005, approximately 11.60% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

The summary of the Fund’s investments as of September 30, 2005 is as follows:

State Diversification	% of Net Assets	Market Value
Texas	16.02%	$332,924,550
Illinois	11.66	242,425,000
Michigan	8.56	178,035,000
North Carolina	5.96	123,865,000
Georgia	5.19	107,920,000
Florida	4.73	98,305,000
Maryland	4.17	86,588,000
Colorado	3.94	81,900,000
District of Columbia	2.96	61,590,000
Washington	2.84	59,120,000
Pennsylvania	2.73	56,700,000
Utah	2.67	55,600,000
Ohio	2.22	46,085,000
New York	2.43	50,480,000
Tennessee	2.27	47,300,000
Nebraska	2.20	45,700,000
Kansas	2.10	43,700,000
Louisiana	2.07	43,000,000
Wisconsin	1.70	35,428,000
Connecticut	1.67	34,773,475
Missouri	1.45	30,100,000
Alaska	1.12	23,320,000
Virginia	1.09	22,560,000
Massachusetts	1.08	22,500,000
Alabama	0.92	19,100,000

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Tax-Exempt Money Fund — (continued)

State Diversification	% of Net Assets	Market Value
Oklahoma	0.87%	$18,050,000
Minnesota	0.87	18,020,000
Iowa	0.77	16,000,000
Indiana	0.58	12,000,000
Arizona	0.52	10,905,000
Hawaii	0.50	10,420,000
Rhode Island	0.48	10,000,000
New Mexico	0.47	9,710,000
New Jersey	0.35	7,200,000
Kentucky	0.34	7,000,000
Vermont	0.28	5,725,000
Mississippi	0.24	5,000,000
South Carolina	0.17	3,500,000
Registered Investment Company	0.10	2,143,366

Total Investments	100.29%	$2,084,692,391
Other Assets and Liabilities (Net)	(0.29)	(5,956,397)

Net Assets	100.00%	$2,078,735,994

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Treasury Money Fund

Principal Amount	Security Description	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 20.07%
$ 10,000,000	Federal Farm Credit Bank, Discount Note, 3.37%, 10/06/05	$9,995,319
25,000,000	Federal Home Loan Bank, Discount Note, 3.15%, 10/03/05	24,995,626
15,000,000	Federal Home Loan Bank, Discount Note, 3.50%, 10/05/05	14,994,167
25,000,000	Federal Home Loan Bank, Discount Note, 3.62%, 10/14/05	24,967,319

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $74,952,431)	74,952,431

Principal Amount	Security Description	Value
U.S. TREASURY OBLIGATIONS — 104.00%
$ 90,000,000	3.21%, 10/13/05 (a)	$89,903,850
105,000,000	3.24%, 11/10/05 (a)	104,623,584
95,000,000	3.40%, 11/17/05 (a)	94,580,786
100,000,000	3.48%, 12/08/05 (a)	99,348,333

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $388,456,553)	388,456,553

Shares
REGISTERED INVESTMENT COMPANY — 0.18%
656,356	Dreyfus Treasury Prime Cash Management Fund	656,356

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $656,356)	656,356

TOTAL INVESTMENTS (COST $464,065,340)	124.25%	$464,065,340
LIABILITIES IN EXCESS OF OTHER ASSETS	(24.25)	(90,571,657)

NET ASSETS	100.00%	$373,493,683

(a)	The rate shown is the effective yield at the time of purchase.

Discount Note—The rate reported is the discount rate at the time of purchase.

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Treasury Obligations	104.00%	$388,456,553
U.S. Government & Agency Obligations	20.07	74,952,431
Registered Investment Company	0.18	656,356

Total Investments	124.25%	$464,065,340
Other Assets and Liabilities (Net)	(24.25)	(90,571,657)

Net Assets	100.00%	$373,493,683

See Notes to Financial Statements.

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

	Government Money Fund	Money Fund	New York Tax-Exempt Money Fund	Tax-Exempt Money Fund	Treasury Money Fund
ASSETS:
Investments, at cost-see accompanying portfolios	$390,201,063	$1,673,918,601	$371,727,283	$2,084,692,391	$464,065,340

Investments, at value (including Repurchase Agreements) (Note 1)	$390,201,063	$1,673,918,601	$371,727,283	$2,084,692,391	$464,065,340
Dividends and interest receivable	3,140	424,408	1,763,869	8,364,931	4,629
Receivable for investments sold	—	—	1,000,000	—	—
Receivable for fund shares sold	20,243,579	74,137,999	2,981,915	70,569,980	6,342,552

Total Assets	410,447,782	1,748,481,008	377,473,067	2,163,627,302	470,412,521

LIABILITIES:
Payable for dividends declared	1,019,314	4,373,413	620,515	3,437,784	848,152
Cash overdraft	—	—	35,933	—	—
Payable for fund shares redeemed	15,354,926	49,818,824	10,010,021	80,247,329	95,809,221
Investment advisory fees payable (Note 2)	33,902	156,673	49,031	199,443	45,846
Administration fees payable (Note 2)	50,415	206,346	48,748	258,292	45,322
Shareholder servicing fees payable (Note 2)	82,938	225,275	72,959	402,273	92,491
Directors’ fees and expense payable (Note 2)	594	639	489	2,252	239
Accrued expenses and other payables	108,847	308,540	76,444	343,935	77,567

Total Liabilities	16,650,936	55,089,710	10,914,140	84,891,308	96,918,838

NET ASSETS	$393,796,846	$1,693,391,298	$366,558,927	$2,078,735,994	$373,493,683

NET ASSETS consist of:
Undistributed net investment income	$—	$—	$486	$22,399	$1,826
Accumulated net realized gain (loss) on investments	(32,448)	(40,595)	3,000	100,986	9,128
Par value (Note 4)	393,896	1,693,636	366,559	2,078,862	373,493
Paid in capital in excess of par value	393,435,398	1,691,738,257	366,188,882	2,076,533,747	373,109,236

Net Assets	$393,796,846	$1,693,391,298	$366,558,927	$2,078,735,994	$373,493,683

Net Assets:
Shares	$393,796,846	$975,448,894	$366,558,927	$2,078,735,994	$373,493,683
Institutional Shares	—	717,942,404	—	—	—
Shares outstanding (Note 4):
Shares	393,896,339	975,691,762	366,559,351	2,078,862,461	373,492,856
Institutional Shares	—	717,944,700	—	—	—
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Shares	$1.00	$1.00	$1.00	$1.00	$1.00

Institutional Shares	—	$1.00	—	—	—

See Notes to Financial Statements.

Excelsior Funds

Statements of Operations

Six Months Ended September 30, 2005 (Unaudited)

	Government Money Fund	Money Fund	New York Tax-Exempt Money Fund	Tax-Exempt Money Fund	Treasury Money Fund
INVESTMENT INCOME:
Interest income	$7,604,150	$25,068,400	$5,106,946	$26,495,003	$5,745,586

EXPENSES:
Investment advisory fees (Note 2)	597,030	1,932,284	1,023,839	2,619,729	580,707
Administration fees (Note 2)	360,745	1,168,022	309,316	1,582,911	292,399
Shareholder servicing fees — Shares (Note 2)	596,929	1,300,503	511,920	2,619,554	483,912
Transfer agent fees	10,373	44,753	10,352	12,163	10,244
Legal and audit fees	44,678	122,327	40,875	167,526	37,807
Custodian fees	12,077	38,835	11,866	52,861	4,885
Directors’ fees and expenses (Note 2)	11,001	34,345	9,057	46,671	8,715
Miscellaneous expenses	31,117	107,969	28,194	98,688	27,424

Total Expenses	1,663,950	4,749,038	1,945,419	7,200,103	1,446,093
Fees waived and reimbursed by:
Investment Adviser (Note 2)	(433,806)	(1,379,017)	(716,810)	(1,784,866)	(350,877)

Net Expenses	1,230,144	3,370,021	1,228,609	5,415,237	1,095,216

NET INVESTMENT INCOME	6,374,006	21,698,379	3,878,337	21,079,767	4,650,370

REALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on security transactions	—	(4,958)	3,000	100,986	9,128

Net increase in net assets resulting from operations	$6,374,006	$21,693,421	$3,881,337	$21,180,753	$4,659,498

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets

	Government Money Fund		Money Fund

	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Net investment income	$6,374,006	$6,447,253	$21,698,379	$21,599,947
Net realized gain (loss) on security transactions	—	2,167	(4,958)	6,919

Net increase in net assets resulting from operations	6,374,006	6,449,420	21,693,421	21,606,866

Distributions to shareholders:
From net investment income
Shares	(6,374,006)	(6,447,253)	(14,078,960)	(14,621,112)
Institutional Shares	—	—	(7,619,419)	(6,978,835)

Total distributions	(6,374,006)	(6,447,253)	(21,698,379)	(21,599,947)

Increase (decrease) in net assets from fund share transactions (Note 4)	(102,229,682)	(48,696,954)	(36,944,159)	118,582,301

Net increase (decrease) in net assets	(102,229,682)	(48,694,787)	(36,949,117)	118,589,220

NET ASSETS:
Beginning of period	496,026,528	544,721,315	1,730,340,415	1,611,751,195

End of period (1)	$393,796,846	$496,026,528	$1,693,391,298	$1,730,340,415

(1) Including undistributed net investment income	$—	$—	$—	$—

See Notes to Financial Statements.

New York Tax-Exempt Money Fund		Tax-Exempt Money Fund		Treasury Money Fund

Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
$3,878,337	$3,553,633	$21,079,767	$20,230,126	$4,650,370	$4,239,423
3,000	1,894	100,986	38,044	9,128	6,094

3,881,337	3,555,527	21,180,753	20,268,170	4,659,498	4,245,517

(3,878,837)	(3,553,633)	(21,083,767)	(20,240,002)	(4,650,944)	(4,245,864)
—	—	—	—	—	—

(3,878,837)	(3,553,633)	(21,083,767)	(20,240,002)	(4,650,944)	(4,245,864)

(42,695,575)	(80,848,665)	40,836,516	(6,902,094)	(54,523,033)	(91,713,040)

(42,693,075)	(80,846,771)	40,933,502	(6,873,926)	(54,514,479)	(91,713,387)

409,252,002	490,098,773	2,037,802,493	2,044,676,419	428,008,162	519,721,549

$366,558,927	$409,252,002	$2,078,735,995	$2,037,802,493	$373,493,683	$428,008,162

$486	$986	$22,399	$26,400	$1,826	$2,400

See Notes to Financial Statements.

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments	Total Distributions
GOVERNMENT MONEY FUND
Shares — (5/8/85*)
Six Months Ended September 30, 2005 (Unaudited)	$1.00	$0.01338	(2)	$0.00008	$0.01346	$(0.01346)	—	$(0.01346)
Year Ended March 31,
2005	1.00	0.01250	(2)	0.00003	0.01253	(0.01253)	—	(0.01253)
2004	1.00	0.00625		—	0.00625	(0.00625)	—	(0.00625)
2003	1.00	0.01199		(0.00039)	0.01160	(0.01160)	—	(0.01160)
2002	1.00	0.02585		0.00038	0.02623	(0.02623)	—	(0.02623)
2001	1.00	0.05752		—	0.05752	(0.05752)	—	(0.05752)
MONEY FUND
Shares — (5/3/85*)
Six Months Ended September 30, 2005 (Unaudited)	$1.00	$0.01357	(2)	$0.00005	$0.01362	$(0.01362)	—	$(0.01362)
Year Ended March 31,
2005	1.00	0.01275	(2)	0.00010	0.01285	(0.01285)	—	(0.01285)
2004	1.00	0.00662		—	0.00662	(0.00662)	—	(0.00662)
2003	1.00	0.01255		(0.00010)	0.01245	(0.01245)	—	(0.01245)
2002	1.00	0.02741		0.00010	0.02751	(0.02751)	—	(0.02751)
2001	1.00	0.05804		—	0.05804	(0.05804)	—	(0.05804)
NEW YORK TAX-EXEMPT MONEY FUND
Shares — (8/3/98*)
Six Months Ended September 30, 2005 (Unaudited)	$1.00	$0.00950	(2)	$0.00000 (5)	$0.00950	$(0.00950)	—	$(0.00950)
Year Ended March 31,
2005	1.00	0.00822	(2)	0.00023	0.00845	(0.00845)	—	(0.00845)
2004	1.00	0.00491		0.00006	0.00497	(0.00490)	$(0.00007)	(0.00497)
2003	1.00	0.00884		(0.00007)	0.00877	(0.00873)	(0.00004)	(0.00877)
2002	1.00	0.01758		0.00011	0.01769	(0.01769)	—	(0.01769)
2001	1.00	0.03431		—	0.03431	(0.03431)	—	(0.03431)
TAX-EXEMPT MONEY FUND
Shares — (5/24/85*)
Six Months Ended September 30, 2005 (Unaudited)	$1.00	$0.01009	(2)	$0.00001	$0.01010	$(0.01010)	—	$(0.01010)
Year Ended March 31,
2005	1.00	0.00966	(2)	—	0.00966	(0.00966)	—	(0.00966)
2004	1.00	0.00546		0.00029	0.00575	(0.00560)	$(0.00015)	(0.00575)
2003	1.00	0.00967		(0.00002)	0.00965	(0.00964)	(0.00001)	(0.00965)
2002	1.00	0.01862		0.00013	0.01875	(0.01865)	(0.00010)	(0.01875)
2001	1.00	0.03580		—	0.03580	(0.03580)	—	(0.03580)
TREASURY MONEY FUND
Shares — (2/13/91*)
Six Months Ended September 30, 2005 (Unaudited)	$1.00	$0.01205	(2)	$0.00005	$0.01210	$(0.01210)	—	$(0.01210)
Year Ended March 31,
2005	1.00	0.00988	(2)	0.00031	0.01019	(0.01019)	—	(0.01019)
2004	1.00	0.00484		0.00002	0.00486	(0.00485)	$(0.00001)	(0.00486)
2003	1.00	0.01085		0.00004	0.01089	(0.01089)	—	(0.01089)
2002	1.00	0.02451		(0.00002)	0.02449	(0.02449)	—	(0.02449)
2001	1.00	0.05339		—	0.05339	(0.05339)	—	(0.05339)

* Commencement of Operations.

(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes per share amounts are based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Amount represents less than $0.000005.

See Notes to Financial Statements.

Net Asst Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets		Fee Waviers (Note 2)

$1.00	1.35	%(3)	$393,797	0.52	%(4)	0.70	%(4)	2.67	%(4)	$0.00091	(2)

1.00	1.26%		496,027	0.46%		0.71%		1.25%		0.00247	(2)
1.00	0.63%		544,721	0.45%		0.54%		0.62%		0.00089
1.00	1.17%		594,496	0.39%		0.47%		1.21%		0.00082
1.00	2.65%		795,287	0.43%		0.49%		2.72%		0.00063
1.00	5.91%		1,427,560	0.46%		0.48%		5.76%		0.00029

$1.00	1.37	%(3)	$975,449	0.52	%(4)	0.70	%(4)	2.71	%(4)	$0.00091	(2)

1.00	1.29%		1,105,053	0.46%		0.70%		1.28%		0.00249	(2)
1.00	0.66%		1,141,562	0.45%		0.73%		0.67%		0.00279
1.00	1.25%		1,787,852	0.39%		0.43%		1.25%		0.00033
1.00	2.79%		1,802,136	0.44%		0.74%		2.76%		0.00295
1.00	5.96%		1,891,042	0.47%		0.71%		5.84%		0.00238

$1.00	0.95	%(3)	$366,559	0.60	%(4)	0.95	%(4)	1.89	%(4)	$0.00176	(2)

1.00	0.85%		409,252	0.55%		0.97%		0.82%		0.00411	(2)
1.00	0.50%		490,099	0.50%		0.75%		0.49%		0.00253
1.00	0.88%		548,574	0.44%		0.49%		0.89%		0.00043
1.00	1.78%		696,093	0.48%		0.71%		1.76%		0.00228
1.00	3.49%		682,445	0.51%		0.72%		3.43%		0.00214

$1.00	1.01	%(3)	$2,078,736	0.52	%(4)	0.69	%(4)	2.01	%(4)	$0.00085	(2)

1.00	0.97%		2,037,802	0.46%		0.69%		0.97%		0.00235	(2)
1.00	0.58%		2,044,676	0.44%		0.58%		0.56%		0.00132
1.00	0.97%		2,281,263	0.39%		0.54%		0.97%		0.00158
1.00	1.89%		2,522,455	0.44%		0.58%		1.85%		0.00136
1.00	3.64%		2,617,329	0.45%		0.53%		3.59%		0.00075

$1.00	1.21	%(3)	$373,494	0.57	%(4)	0.75	%(4)	2.40	%(4)	$0.00091	(2)

1.00	1.02%		428,008	0.55%		0.75%		0.99%		0.00202	(2)
1.00	0.49%		519,722	0.50%		0.57%		0.49%		0.00075
1.00	1.09%		571,998	0.45%		0.53%		1.08%		0.00075
1.00	2.48%		604,281	0.48%		0.54%		2.42%		0.00062
1.00	5.47%		615,926	0.50%		0.55%		5.35%		0.00046

See Notes to Financial Statements.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies:

Excelsior Funds, Inc. (“Excelsior Fund”) and Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) were incorporated under the laws of the State of Maryland on August 2, 1984 and August 8, 1984, respectively, and are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as open-ended diversified management investment companies with the exception of Energy and Natural Resources Fund, Real Estate Fund, California Short-Intermediate Term Tax-Exempt Income Fund (formerly California Tax-Exempt Income Fund), New York Intermediate-Term Tax-Exempt Fund, and New York Tax-Exempt Money Fund, each of which are non-diversified.

Excelsior Fund and Excelsior Tax-Exempt Fund currently offer shares in fifteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Government Money Fund, Money Fund and Treasury Money Fund, portfolios of Excelsior Fund, and for New York Tax-Exempt Money Fund and Tax-Exempt Money Fund, portfolios of Excelsior Tax-Exempt Fund (collectively, the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Money Fund offers two classes of shares: Shares and Institutional Shares. The financial highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Fund are presented separately.

It is each Fund’s policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each Fund has adopted certain investment portfolio valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Fund will not vary.

(a) Portfolio valuation:

Securities are valued at amortized cost, which has been determined by each Fund’s Board of Directors to represent the fair value of the Funds’ investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

(b) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

(c) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(d) Distributions to shareholders:

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

(e) Expense allocation:

Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Funds based on average daily net assets. Expenses attributable to a specific class of shares, such as shareholder servicing fees, are charged directly to that class.

2.	Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

United States Trust Company of New York (“U.S. Trust NY”) and U.S. Trust Company, N.A. (together, the “Adviser” or “U.S. Trust”), acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to the Funds. For the services provided pursuant to the Investment Advisory Agreements, the Adviser receives a fee, computed daily and paid monthly based on the average daily net assets of each Fund, as follows:

Government Money Fund	0.25%
Money Fund	0.25%
New York Tax-Exempt Money Fund	0.50%
Tax-Exempt Money Fund	0.25%
Treasury Money Fund	0.30%

U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

U.S. Trust Company, N.A., and BISYS Fund Services Ohio, Inc. (collectively, the “Administrators”) provide administrative services to the Funds. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Funds Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Emerging Markets Fund, International Equity Fund, International Fund and Pacific/Asia Fund. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. For the six months ended September 30, 2005, administration fees charged to the Funds were as follows:

Administration Fees
Government Money Fund	$360,745
Money Fund	1,168,022
New York Tax-Exempt Money Fund	309,316
Tax-Exempt Money Fund	1,582,911
Treasury Money Fund	292,399

From time to time, in its sole discretion, U.S. Trust may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the four months ended July 31, 2005 and the two months ended September 30, 2005, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

	Four Months Ended July 31, 2005	Two Months Ended September 30, 2005
Government Money Fund	0.50%	0.55%
Money Fund	0.50%	0.55%
New York Tax-Exempt Money Fund	0.60%	0.60%
Tax-Exempt Money Fund	0.50%	0.55%
Treasury Money Fund	0.55%	0.60%
Money Fund-Institutional Shares	0.25%	0.30%

For the six months ended September 30, 2005, pursuant to the above, investment advisory fees waived by U.S. Trust were as follows:

Government Money Fund	$(433,806)
Money Fund	(1,379,017)
New York Tax-Exempt Money Fund	(716,810)
Tax-Exempt Money Fund	(1,784,866)
Treasury Money Fund	(350,877)

The Funds have entered into shareholder servicing agreements with various service organizations, which include Charles Schwab & Co. Inc. (“CS & Co.”) and U.S. Trust. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Funds’ shares held by each service organization’s customers, with the exception of the Institutional Shares of the Money Fund, which pays a fee of up to 0.15% of the average daily net assets of its shares. The Adviser, out of its own resources, may additionally compensate certain organizations for providing these and other services.

For the six months ended September 30, 2005, shareholder servicing fees paid to CS & Co. and U.S. Trust were as follows:

Government Money Fund	$594,229
Money Fund	1,284,391
New York Tax-Exempt Money Fund	504,369
Tax-Exempt Money Fund	2,613,555
Treasury Money Fund	475,495

BISYS Fund Services Limited Partnership (the “Distributor”) serves as the Distributor of the Funds. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

Each Independent Director of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated registered investment companies managed by U.S. Trust. The Chairman of the Board receives an additional $30,000, the Chairman of the Audit Committee receives an additional $15,000, and the Chairman of the Nominating Committee receives an additional $5,000 for serving in those capacities. In addition, Directors are reimbursed by the Excelsior Fund and Excelsior Tax-Exempt Fund for reasonable expenses incurred when acting in their capacity as Directors.

3.    Federal Taxes:

It is the policy of the Excelsior Fund and Excelsior Tax-Exempt Fund that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each calendar year.

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gains distributions will be reduced. At March 31, 2005, the following Funds had capital loss carryforwards available to offset future net capital gains through the indicated expiration dates.

	Expires
	2006	2007	2008	2011	2012	Total
Government Money Fund	$4,692	$3,297	$18,903	—	$5,556	$32,448
Money Fund	—	—	—	$11,662	23,975	35,637

4.    Capital Transactions:

Excelsior Fund has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently classified for each Fund is as follows: 4 billion shares each of the Government Money Fund and Money Fund, 2.5 billion shares of Treasury Money Fund, 2 billion shares of New York Tax-Exempt Money Fund and 5.5 billion shares for Tax-Exempt Money Fund.

Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of each Fund’s Board of Directors. Since the Funds have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

Capital Share Transactions

	Government Money Fund
	Six Months Ended 09/30/05	Year Ended 03/31/05
	Amounts	Amounts
Sold	$1,243,880,551	$2,736,097,238
Issued as reinvestment of dividends	367,529	377,287
Redeemed	(1,346,477,762)	(2,785,171,479)

Net Increase (Decrease)	$(102,229,682)	$(48,696,954)

	Money Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	1,648,260,459	$1,648,260,459	3,782,584,603	$3,782,584,603
Institutional Shares	2,113,403,016	2,113,403,016	4,191,107,467	4,191,107,467
Issued as reinvestment of dividends
Shares	1,013,043	1,013,043	1,188,525	1,188,499
Institutional Shares	2,556,213	2,556,213	2,099,572	2,099,573
Redeemed
Shares	(1,778,874,105)	(1,778,874,105)	(3,820,288,035)	(3,820,288,036)
Institutional Shares	(2,023,302,785)	(2,023,302,785)	(4,038,109,800)	(4,038,109,805)

Net Increase (Decrease)	(36,944,159)	$(36,944,159)	118,582,332	$118,582,301

	New York Tax-Exempt Money Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold	1,065,838,899	$1,065,838,899	1,870,092,958	$1,870,092,958
Issued as reinvestment of dividends	640,112	640,111	460,208	460,208
Redeemed	(1,109,171,586)	(1,109,174,585)	(1,951,401,831)	(1,951,401,831)

Net Increase (Decrease)	(42,692,575)	$(42,695,575)	(80,848,665)	$(80,848,665)

	Tax-Exempt Money Fund
	Six Months Ended 09/30/05	Year Ended 03/31/05
	Amounts	Amounts
Sold	$5,053,492,425	$8,993,982,009
Issued as reinvestment of dividends	931,862	573,372
Redeemed	(5,013,587,771)	(9,001,457,475)

Net Increase (Decrease)	$40,836,516	$(6,902,094)

	Treasury Money Fund
	Six Months Ended 09/30/05	Year Ended 03/31/05
	Amounts	Amounts
Sold	$1,546,778,363	$3,255,632,599
Issued as reinvestment of dividends	1,011,330	968,644
Redeemed	(1,602,312,726)	(3,348,314,283)

Net Increase (Decrease)	$(54,523,033)	$(91,713,040)

5.    Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

6.    Legal Proceedings:

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia, in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have been providing full cooperation with respect to these Investigations and continue to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of shares of certain of the Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading of shares of the Excelsior Funds.

The Adviser, certain of its affiliates, the Companies and others have also been named in five class action lawsuits which allege that the Adviser, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds managed by the Adviser. Each seeks unspecified monetary damages and related equitable relief. The Adviser, certain of its affiliates, the Companies and others have also been named in two derivative actions alleging breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the investor class action suits and in the derivative suits. Plaintiffs’ claims under Sections 10(b) and 20 of the Securities Exchange Act and under Section 36(b) of the Investment Company Act, however, have not been dismissed. Currently, these rulings are subject to reconsideration motions by the parties. It is anticipated that discovery will commence soon with respect to plaintiffs’ remaining claims.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending Investigations and private lawsuits will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

7.    Annual Consideration for the Continuation of the Investment Adviser Agreement:

At a meeting of the Boards of Directors/Trustees of the Companies held on July 28, 2005 (the “Meeting”), the Boards of Directors/Trustees, including a majority of the directors/trustees who are not “interested persons” (as defined in the 1940 Act) (the “Boards”) approved the continuance of the investment advisory agreements (the “Advisory Agreements”) for each Fund with United States Trust Company of New York and U.S. Trust Company, N.A.

Both in connection with the Meeting specifically dedicated to renewal of the Advisory Agreements and at other meetings during the course of the year, the Directors received written materials and presentations relating to their considerations of the Advisory Agreements. In evaluating the Advisory Agreements, the Directors relied upon their knowledge resulting from their meetings throughout the year, of the Adviser, its services and personnel and the Funds. At the Meeting, the Directors also considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Directors were assisted by their independent legal counsel regarding their responsibilities under applicable law. In determining whether to approve the Advisory Agreements, the Directors considered the following information:

1)    The nature, extent and quality of services provided by the Adviser.

The Directors considered the nature, extent and quality of services provided by the Adviser, particularly the portfolio managers and other personnel responsible for providing services to the Funds. The Directors noted that, in addition to managing the investment program of the Funds, the Adviser also provided, at its expense, certain non-advisory and compliance services, including services under the Funds’ Rule 38a-1 compliance program. In addition, the Directors considered that the Adviser, at its own expense, has routinely engaged its internal audit group to examine and report to the Boards on a regular basis various activities and operations of the Funds, the Adviser and the Administrators. The Directors considered that the Adviser, pursuant to a separate Administration Agreement with the Funds, was also responsible for supervising the Funds’ accounting agent and sub-administrator, BISYS, in the performance of administrative, accounting and related services, including valuation of the Funds’ portfolio securities, yield calculations, reports and filings with regulatory authorities, as well as compliance monitoring and testing. The Directors considered the Adviser’s effectiveness in ensuring the Funds’ compliance with their investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Directors also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

The Directors also considered the qualifications, experience and responsibilities of the portfolio managers for the Funds and other personnel responsible for providing advisory services to the Funds. In particular, the Directors focused on the Adviser’s long-standing relationship with the Companies, the Adviser’s overall supervisory structure, the diversity of Fund offerings and portfolio manager compensation structure. The Boards believed that the Adviser had allocated substantial resources and personnel, and had made significant financial expenditures and commitments, to the investment management and other operations of the Funds. The Directors reviewed and considered, based on their experience and interaction with the Adviser, (i) the Adviser’s ability to retain quality portfolio managers and other personnel; (ii) the Adviser’s diligence and attention to detail in carrying out its responsibilities under the Advisory Agreements; (iii) the Adviser’s responsiveness to requests of the

Directors; (iv) the adequacy of the scope and depth of the Adviser’s resources; (v) the Adviser’s efforts to keep the Directors apprised of developments relating to the Funds and the industry in general; (vi) the Adviser’s commitment to spend additional resources to improve the performance and operations of the Funds to benefit shareholders.

2)    The performance of the Funds and the Adviser.

The Boards reviewed the investment performance of each of the Funds and the Adviser as well as the nature of each Fund’s investments and its investment strategies and the characteristics of the Funds’ shareholder base. In this regard, the Directors compared each Fund’s investment performance over the short, medium and longer term against the investment performance of other SEC registered funds that have similar investment objectives and sales load structures. The Directors also compared each Fund’s investment performance over similar periods both on an absolute basis and against its broad-based securities market benchmark, as reflected in each Fund’s current prospectus and annual report and considered rankings and ratings of the Funds issued by Lipper. The Directors considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Funds’ shareholders the return and yield performance that was available in the marketplace given each Fund’s investment objectives, policies, strategies, limitations and restrictions. The Directors also considered the actions taken by the Adviser to address performance concerns raised with and by the Directors over the past year.

3)    The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Boards’ consideration of the level of the advisory fees, the Directors reviewed a comparison, developed by Lipper of the level of each Fund’s advisory fee and total expense ratio against a Lipper expense peer group. The Directors viewed the Lipper expense peer group information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Directors considered both the contractual Advisory Agreement rates as well as the level of the advisory fees after waivers and/or reimbursements. The Directors noted that with respect to certain of the Funds, the Adviser had contractually committed to waive a portion of its fee or reimburse certain Funds for a portion of their expenses to limit the Funds’ total operating expenses. The Directors also considered that the Adviser had a consistent methodology in place for determining the fees and expenses of all of the funds within the Excelsior family of Funds.

The Directors reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies with substantially similar investment objectives on a sub-advisory basis (“Sub-Advised Accounts”). In evaluating this information, the Directors considered the differences in services provided to Sub-Advised Accounts and the Funds. The Directors also reviewed the fees charged by the Adviser to provide similar advisory services to separate accounts with substantially similar investment objectives as the Funds (“Separate Accounts”) and the differences in services and risks involved in managing Separate Accounts and the Funds from a compliance and regulatory perspective.

The Directors also considered an analysis prepared by the Adviser of the estimated profitability of each Fund to the Adviser for its most recent two fiscal years, and reviewed with the Adviser its cost allocation methodology in connection with its profitability. The Directors compared the Adviser’s overall

34

profitability with that of other investment advisers with the assistance of comparisons provided by Lipper. The Board concluded that the Adviser’s profitability was not unreasonable based on all of the information presented to it, including but not limited to, comparative information developed by Lipper regarding the profitability of other investment advisers, the Adviser’s and Funds’ performance, the nature, extent and quality of services provided by the Adviser, the cost of advisory services to the Adviser and other factors.

4)    The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Boards considered information provided by the Adviser as to whether the Adviser had passed on and was likely to pass on to shareholders benefits from its economies of scale. In this regard, the Directors considered various analyses prepared by the Adviser of the estimated profitability of each Fund to the Adviser at higher asset levels and assuming various fee and expense structures. The Directors also considered information from Lipper regarding advisory fee breakpoints charged by other funds. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Directors noted that they would continue to monitor the growth in assets of the Funds and asked the Adviser to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

5)    Other factors.

In addition to the above factors, the Directors also discussed other benefits received by the Adviser from its management of the Funds, including the compensation payable by the Funds to affiliates of the Adviser for other services including administration and shareholder servicing. The Directors also considered the payments made by the Adviser to financial intermediaries in connection with distribution-related activities and shareholder servicing.

At a meeting held on May 20, 2005, the Directors received and considered information on the Adviser’s soft dollar usage in connection with the Funds and the research services obtained with the Funds’ brokerage. At that meeting, the Directors also received and reviewed a report prepared by a third party that had tested and analyzed the execution of the Funds’ brokerage transactions.

6)    Conclusions.

Based on a consideration of all these factors in their totality and after deliberation with their independent counsel, the Directors determined that the advisory fee for each of the Funds, were fair and reasonable in light of these factors and in the best interests of the Fund’s shareholders, and that the Advisory Agreements should be approved and continued. The Boards based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

8.    Subsequent Event:

On November 18, 2005, the Boards of Directors of the Funds approved a proposal by the Adviser, to reconfigure the structure through which U.S. Trust provides advisory services to the Funds. Effective December 16, 2005, the Funds will no longer be advised jointly by the Adviser (through their separately identifiable divisions), but will now be advised by a new subsidiary of U.S. Trust Company, N.A., tentatively named U.S. Trust Advisers, Inc., (“USTA”).

35

USTA, a Delaware corporation that is a wholly-owned subsidiary of U.S. Trust Company, N.A., is registered as an investment adviser with the Securities and Exchange Commission.

The Board of Directors also approved the restructuring of the Fund’s Administration Agreement with U.S. Trust Company, N.A. to provide that, effective December 16, 2005, USTA will serve as the administrator to each Fund.

36

DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=$8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period”.

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

37

DISCLOSURE OF FUND EXPENSES (Unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 03/31/2005	Ending Account Value 09/30/2005	Annualized Expense Ratios*	Expenses Paid During Period**
Actual Fund Return
Government Money Fund-Shares	$1,000.00	$1,013.50	0.52%	$2.62
Money Fund-Shares	1,000.00	1,013.70	0.52	2.62
New York Tax-Exempt Money Fund-Shares	1,000.00	1,009.50	0.60	3.02
Tax-Exempt Money Fund-Shares	1,000.00	1,010.10	0.52	2.62
Treasury Money Fund-Shares	1,000.00	1,012.20	0.57	2.88

Hypothetical 5% Return
Government Money Fund-Shares	1,000.00	1,022.46	0.52	2.64
Money Fund-Shares	1,000.00	1,022.46	0.52	2.64
New York Tax-Exempt Money Fund-Shares	1,000.00	1,022.06	0.60	3.04
Tax-Exempt Money Fund-Shares	1,000.00	1,022.46	0.52	2.64
Treasury Money Fund-Shares	1,000.00	1,022.21	0.57	2.89

*	Annualized expense ratios of certain funds are after fee waivers and expense reimbursements by the investment adviser. Absent such waivers and reimbursements, expenses paid during the period would have been greater.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

38

SA-MM-0905/45290

FIXED INCOME FUNDS

SEMI-ANNUAL REPORT

September 30, 2005

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call 1-800-446-1012, from overseas, call 617-483-7297.

•	Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-446-1012, or (ii) by accessing the Excelsior Funds’ internet address and (iii) on the Commission’s website at http://www.sec.gov.

Excelsior Funds file their June 30 and December 31 schedule of portfolio holdings with the Securities and Exchange Commission, on Form N-Q, within sixty days after the applicable reporting period. Excelsior Funds Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A schedule of each Fund’s portfolio holdings, as of the end of the prior month, is also available on the Funds’ website. This schedule is updated monthly, typically by the 15th calendar day, after the end of each month. The Funds may terminate or modify this policy at anytime.

You should consider the Funds’ investment objectives, risks and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. are distributed by BISYS Fund Services Limited Partnership.

You may write to Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. at the following address:

Excelsior Funds

P.O. Box 8529

Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, N.A., THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 2.67%
$800,000	Orange County, California, Sanitation Districts, Certificate of Participation, Series A, (SPA: Dexia Public Finance)(a)	2.77%	08/01/29	$800,000
1,000,000	Southern California Public Power Authority Revenue Bonds, Southern Transmission Project, Series A, (FSA) (SPA: Dexia Credit Local)(a)	2.72	07/01/21	1,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,800,000)			1,800,000

TAX-EXEMPT SECURITIES — 87.64%
545,000	Alameda-Contra Costa, California, Certificates of Participation, Transportation District, (AMBAC)	4.00	08/01/12	558,353
1,500,000	Anaheim, California, Public Financing Authority Revenue Bonds, Distribution Systems, (AMBAC)	5.00	10/01/13	1,642,484
595,000	Berkeley, California, Unified School District, General Obligation Bonds, (FGIC)(b)	4.38	08/01/06	602,640
35,000	California Educational Facilities Authority, Santa Clara University Revenue Bonds, (MBIA)	4.90	09/01/06	35,658
750,000	California Educational Facilities Authority, Stanford University Revenue Bonds, Series R	5.00	11/01/11	820,485
1,000,000	California State Department of Transportation Revenue Bonds, Federal Highway Grant Anticipation Bonds, Series A, (FGIC)	4.50	02/01/13	1,059,420
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series T	5.00	12/01/11	1,064,800

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$500,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series U	4.00%	12/01/06	$507,045
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series Y	5.00	12/01/10	1,086,870
1,000,000	California State Economic Recovery, General Obligation Bonds, Series A, (FGIC)	5.25	07/01/14	1,113,199
750,000	California State General Obligation Bonds	6.25	04/01/08	804,863
750,000	California State General Obligation Bonds, (MBIA)	7.50	10/01/07	817,268
750,000	California State Infrastructure & Economic Development Bank Revenue Bonds, Bay Area Toll Bridges, Series A, (FSA)	5.00	07/01/11	816,945
250,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series D, (MBIA)	4.85	09/01/08	263,413
1,000,000	California State University Systemwide Revenue Bonds, Series A, (AMBAC)(b)	5.00	11/01/12	1,094,540
1,000,000	California Statewide Communities Development Authority Revenue Bonds, California Endowment	5.00	07/01/13	1,095,900
315,000	Central Coast Water Authority, California, Revenue Bonds, State Water Project, Series A, (AMBAC)	6.00	10/01/05	315,028
1,000,000	Central Valley, California, School District Financing Authority Revenue Bonds, Series A, (MBIA)	6.15	08/01/09	1,109,849

See Notes to Financial Statements.

1

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$1,100,000	Cerritos, California, Public Financing Authority Tax Allocation Bonds, Redevelopment Project, Series A, (AMBAC)	3.00%	11/01/10	$1,090,771
350,000	Contra Costa County, California, Certificates of Participation, Capital Projects, (AMBAC)	4.63	02/01/07	358,222
550,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC)	6.00	03/01/07	574,074
1,000,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC)	6.00	03/01/08	1,070,050
750,000	East Bay, California, Regional Park District Authority General Obligation Bonds	5.00	09/01/07	777,840
250,000	Escondido, California, Unified School District General Obligation Bonds, Series A, (FGIC)	5.00	09/01/08	264,343
1,150,000	Fairfield-Suisun, California, Unified School District General Obligation Bonds, (MBIA)	4.25	08/01/10	1,207,189
975,000	Foothill- De Anza, California, Community College District General Obligation Bonds, (FGIC)	5.00	08/01/14	1,055,642
155,000	Fresno, California, Sewer Revenue Bonds, Series A-1, (AMBAC)	4.80	09/01/06	157,778
750,000	Glendale, California, Unified School District General Obligation Bonds, Series D, (MBIA)	4.50	09/01/13	786,825

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$1,000,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Revenue Bonds, Enhanced-Asset Backed, Series A	5.00%	06/01/15	$1,012,650
745,000	Los Altos, California, School District General Obligation Bonds, Series A, (FSA)	5.00	08/01/06	758,321
300,000	Los Angeles County, California, Public Works Financing Authority Revenue Bonds, Regional Park & Open Space District, Series A	5.25	10/01/05	300,021
1,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Power System, Series A, Sub-Series A-1, (MBIA)	5.00	07/01/14	1,092,360
1,000,000	Los Angeles, California, General Obligation Bonds, Series A, (MBIA)	4.00	09/01/13	1,029,360
150,000	Los Angeles, California, Municipal Improvement Corporation Sanitation Equipment Charge Revenue Bonds, Series A, (FSA)	4.88	02/01/06	151,022
750,000	Los Angeles, California, Municipal Improvement Corporation Sanitation Equipment Charge Revenue Bonds, Series B, (AMBAC)	4.60	02/01/06	754,448
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, (FGIC)	5.00	02/01/13	1,091,380
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series A, (FSA)	5.00	02/01/10	1,075,010

See Notes to Financial Statements.

2

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$500,000	Los Angeles, California, Unified School District General Obligation Bonds, Series F, (FSA)	4.50%	07/01/13	$531,175
1,000,000	Los Angeles, California, Wastewater System Revenue Bonds, Series A, (FGIC)	5.50	06/01/10	1,101,889
370,000	Marin, California, Municipal Water District Revenue Bonds, (AMBAC)	4.00	07/01/10	384,060
700,000	Metropolitan Water District of Southern California, General Obligation Bonds	4.25	03/01/08	722,120
1,000,000	Metropolitan Water District of Southern California, General Obligation Bonds, Series A	3.00	03/01/08	1,002,750
960,000	Metropolitan Water District of Southern California, Revenue Bonds	5.75	07/01/09	1,049,818
120,000	Metropolitan Water District of Southern California, Revenue Bonds, Series B, (MBIA)	5.25	07/01/07	124,472
1,000,000	Modesto, California, Irrigation District Financing Authority Certificates of Participation, Series A, (MBIA)	4.00	07/01/09	1,034,010
975,000	Modesto, California, Irrigation District Financing Authority Revenue Bonds, Series A, (MBIA)	5.45	10/01/07	1,018,700
1,000,000	Moulton-Niguel, California, Water District General Obligation Bonds, (AMBAC)	4.00	09/01/10	1,039,260
1,000,000	Napa County, California, Flood Protection & Watershed Improvement Authority, General Obligation Bonds, (AMBAC)	4.50	06/15/12	1,063,470

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$125,000	Northern California Power Agency, Public Power Revenue Bonds, Series A, (AMBAC)	5.60%	07/01/06	$127,518
250,000	Novato, California, General Obligation Bonds, Series A, (MBIA)	6.25	08/01/07	264,153
1,100,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 1st Senior, (AMBAC)	6.00	02/15/08	1,175,668
1,000,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 2nd Senior, (FGIC)	6.00	02/15/07	1,042,400
1,000,000	Oxnard, California, Wastewater District Financing Authority Revenue Bonds, (FGIC)	3.50	06/01/09	1,016,120
1,000,000	Rancho, California, Water District Financing Authority Revenue Bonds, Series A, (FSA)	5.50	08/01/10	1,105,269
255,000	Sacramento, California, City Financing Authority Lease Revenue Bonds, Series A, (AMBAC)	5.05	11/01/06	261,041
500,000	Sacramento, California, Municipal Utility District Electric Revenue Bonds, Series R, (MBIA)	5.00	08/15/12	547,610
300,000	San Bernardino County, California, Certificates of Participation, Medical Center Financing Project, (MBIA)	5.50	08/01/07	313,026
1,000,000	San Diego County, California, Certificates of Participation, (AMBAC)	5.00	11/01/11	1,091,100
250,000	San Diego, California, General Obligation Bonds, Public Safety Communication Project	6.50	07/15/08	270,983

See Notes to Financial Statements.

3

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$1,000,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, (FGIC)	5.20%	05/15/13	$1,023,020
300,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, Series B, (FGIC)	5.00	05/15/08	312,846
1,000,000	San Diego, California, Public Facilities Financing Authority Water Revenue Bonds, (MBIA)	5.00	08/01/11	1,090,440
320,000	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds	5.50	07/01/07	334,218
1,500,000	San Francisco, California, City & County Airports Commission, Airport Revenue Bonds, 2nd Series, Issue 20, (MBIA)	5.00	05/01/06	1,518,659
1,000,000	San Francisco, California, City & County General Obligation Bonds, (FSA)	5.00	06/15/08	1,055,070
1,020,000	San Francisco, California, City & County Parking Authority Revenue Bonds, Parking Meter Project, Series 1, (FGIC)	4.00	06/01/06	1,028,129
500,000	San Jose, California, Redevelopment Agency Tax Allocation Bonds, Merged Area Redevelopment Project, (AMBAC)	5.00	08/01/07	519,210
750,000	San Mateo County, California, Transportation District, Sales Tax Revenue Bonds, Series A, (FSA)	5.00	06/01/09	802,073
800,000	San Mateo, Foster City, California, School District General Obligation Bonds, (FSA)	4.00	09/01/13	820,864

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$510,000	Santa Barbara, California, Waterfront Certificates of Participation, (AMBAC)	4.13%	10/01/12	$531,859
1,075,000	Santa Clara County, California, Financing Authority Revenue Bonds, Multiple Facilities Project, Series A, (AMBAC)	4.50	05/15/12	1,110,571
500,000	Santa Clara County, California, Transportation District, Sales Tax Revenue Bonds, Series A	4.50	06/01/06	505,665
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series A, (MBIA)	5.25	07/01/09	1,069,000
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series B, (FSA)	4.25	07/01/11	1,050,320
600,000	University of California Revenue Bonds, Multi-Purpose Projects, Series F, (FGIC)	5.00	09/01/08	617,886

	TOTAL TAX-EXEMPT SECURITIES (Cost $58,338,469)			59,092,508

TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT — 1.56%
800,000	California State General Obligation Bonds, Kindergarten-University, Series B-3, (Citibank N.A.-37% / State Street Bank & Trust-37% / National Australia Bank-25%)(a)	2.77	05/01/34	800,000
250,000	Orange County, California, Sanitation Districts, Certificate of Participation, (AMBAC) (Societe Generale)(a)	2.77	08/01/16	250,000

See Notes to Financial Statements.

4

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
	TOTAL TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $1,050,000)			$1,050,000

TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — 4.62%
$100,000	California State Educational Facilities Authority Revenue Bonds, Santa Clara University, (MBIA) (Escrowed to Maturity)	4.90%	09/01/06	101,916
125,000	Los Angeles, California, Department of Water & Power Electric Plant Revenue Bonds, (AMBAC) (Escrowed to Maturity)	4.60	08/15/06	125,639
40,000	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, (Escrowed to Maturity)	5.75	07/01/09	43,787
80,000	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B, (MBIA) (Prerefunded 07/01/06 @ 102)	5.25	07/01/07	83,023
500,000	Napa County, California, Flood Protection & Watershed Improvement Revenue Bonds, Series A, (FGIC) (Prerefunded 06/15/09 @ 101)	5.00	06/15/13	538,270
125,000	Northern California Power Agency Revenue Bonds, Public Power, Series A, (AMBAC) (Escrowed to Maturity)	5.60	07/01/06	127,591
400,000	Sacramento County, California, Sanitation District Financing Authority Revenue Bonds, (Escrowed to Maturity)	5.50	12/01/05	401,768

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — (continued)
$1,000,000	Sacramento, California, City Financing Authority Revenue Bonds, City Hall, Series A, (FSA) (Prerefunded 12/01/12 @ 100)	5.25%	12/01/17	$1,113,900
555,000	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds, (Escrowed to Maturity),	5.50	07/01/07	579,658

	TOTAL TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS (Cost $3,077,496)			3,115,552

Shares
REGISTERED INVESTMENT COMPANIES — 4.78%
1,596,492	BlackRock California Money Fund			1,596,492
1,627,060	Federated California Money Fund			1,627,060

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $3,223,552)			3,223,552

TOTAL INVESTMENTS (Cost $67,489,517)	101.27%	$68,281,612
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.27)	(854,597)

NET ASSETS	100.00%	$67,427,015

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

See Notes to Financial Statements.

5

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2005, approximately 6% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2005, approximately, 95% of the net assets are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	58.06%	$39,146,895
General Obligation Bonds	23.71	15,987,334
Certificates of Participation	6.95	4,686,568
Registered Investment Companies	4.78	3,223,552
Tax Allocation Bonds	2.39	1,609,981
Escrowed to Maturity	2.05	1,380,359
Prerefunded	1.77	1,196,923
Backed by Letter of Credit	1.56	1,050,000

Total Investments	101.27%	$68,281,612
Other Assets and Liabilities (Net)	(1.27)	(854,597)

Net Assets	100.00%	$67,427,015

See Notes to Financial Statements.

6

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Core Bond Fund

Principal Amount		Rate	Maturity Date	Value
ASSET BACKED SECURITIES — 0.90%
$1,087,981	CIT RV Trust, 1999-A A4	6.16%	06/15/13	$1,091,661
985,823	Residential Asset Mortgage Products, Inc., 2003-FZ4 A2	2.81	07/25/27	981,930

	TOTAL ASSET BACKED SECURITIES (Cost $2,051,356)			2,073,591

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.70%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 15.06%
2,453,672	Citigroup Mortgage Loan Trust, 2004-HYB4 WA(a)	4.48	12/25/34	2,446,771
2,571,206	Countrywide Alternative Loan Trust, 2004-16CB 1A2	5.50	07/25/34	2,567,634
1,672,464	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	1,684,705
8,201,104	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(a)	4.83	08/25/34	8,118,938
2,917,045	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1	3.99	01/25/35	2,851,550
17,460,533	Wells Fargo Mortgage Backed Securities Trust, 2005-AR9 3A2(a)	4.36	05/25/35	17,187,713

				34,857,311

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 4.83%
7,183,175	1602 PH	6.00	04/15/23	7,260,012
3,798,900	2333 UZ	6.50	07/15/31	3,918,601

				11,178,613

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 0.62%
1,430,000	2003-17 QT	5.00	08/25/27	1,426,222

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.19%
2,663,530	2005-25 B	6.21	03/16/21	2,740,881

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,551,454)			50,203,027

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.81%
1,477,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	1,450,513
3,705,581	Chase Commercial Mortgage Securities Corp., 1997-2 D	6.60	12/19/29	3,842,617

Principal Amount		Rate	Maturity Date	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$1,689,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1	5.32%	06/10/36	$1,725,456
2,000,000	Morgan Stanley Capital I, 1997-C1F(b)	6.85	02/15/20	2,037,694
3,601,000	Morgan Stanley Capital I, 1999-WF1 B	6.32	11/15/31	3,755,093
3,150,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C	7.50	10/15/33	3,473,392
4,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G(c)	7.15	06/15/06	4,053,580
1,009,000	Mortgage Capital Funding, Inc., 1996-MC2 D	7.26	12/21/26	1,030,620
836,000	Mortgage Capital Funding, Inc., 1997-MC2 C	6.88	11/20/27	868,250
3,061,000	Mortgage Capital Funding, Inc., 1998-MC1 C	6.95	03/18/30	3,203,023
2,521,000	Nomura Asset Securities Corp., 1998-D6 A4(a)	7.62	03/15/30	2,919,336
3,601,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	3,542,463
2,305,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	07/15/41	2,346,413

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $33,797,947)			34,248,450

CORPORATE BONDS — 11.58%
505,000	AK Steel Corp.	7.75	06/15/12	465,863
1,117,000	America Movil S.A. de C.V.	4.13	03/01/09	1,086,697
400,000	Boyd Gaming Corp.	8.75	04/15/12	431,000
700,000	British Telecommunications plc	8.88	12/15/30	949,503
1,081,000	CIT Group, Inc.	5.88	10/15/08	1,115,262
961,000	CMS Energy Corp.	9.88	10/15/07	1,045,088
1,441,000	Comcast Cable Communications	6.88	06/15/09	1,536,275
1,441,000	DaimlerChrysler N.A. Holding Corp.	7.20	09/01/09	1,537,313
600,000	Eircom Funding	8.25	08/15/13	651,000
600,000	Entergy Gulf States	5.70	06/01/15	587,896
181,000	Hercules, Inc.	11.13	11/15/07	203,625

See Notes to Financial Statements.

7

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)
$2,773,000	Household Finance Corp.	8.00%	07/15/10	$3,128,995
649,000	IMC Global, Inc., Series B	10.88	06/01/08	733,370
1,437,000	International Lease Finance Corp.	4.50	05/01/08	1,424,074
250,000	Iron Mountain, Inc.	8.63	04/01/13	261,875
2,881,000	Merrill Lynch & Co. MTN	5.00	02/03/14	2,865,304
1,441,000	Prudential Financial, Inc.	5.10	09/20/14	1,442,136
627,000	PSEG Energy Holdings, Inc.	8.63	02/15/08	655,215
800,000	Qwest Services Corp., Multi-Coupon Bond(a)(b)	13.50	12/15/10	916,000
1,596,000	Sprint Capital Corp.	8.38	03/15/12	1,878,233
1,153,000	Time Warner Cost., Inc.	7.25	10/15/17	1,310,479
1,441,000	Wal-Mart Stores	4.13	02/15/11	1,401,681
1,081,000	Weyerhaeuser Co.	6.88	12/15/33	1,156,075

	TOTAL CORPORATE BONDS (Cost $26,046,374)			26,782,959

TAX-EXEMPT SECURITIES — 3.93%
3,169,000	New York State Dormitory Authority, Personal Income Tax Revenue Bonds, Series B, (AMBAC)	5.50	03/15/28	3,682,790
1,441,000	New York State Dormitory Authority, Personal Income Tax Revenue Bonds, Series B, (AMBAC)	5.50	03/15/30	1,674,500
3,601,000	University of Texas Revenue Bonds, Series B	5.00	08/15/33	3,735,821

	TOTAL TAX-EXEMPT SECURITIES (Cost $9,244,858)			9,093,111

FOREIGN GOVERNMENT OBLIGATION — 0.99%
2,161,000	United Mexican States	6.38	01/16/13	2,299,304

	TOTAL FOREIGN GOVERNMENT OBLIGATION (Cost $2,197,008)			2,299,304

U.S. GOVERNMENT AGENCY BONDS & NOTES — 3.42%
	FANNIE MAE — 3.42%
5,000,000	(c)	6.25	02/01/11	5,343,275
5,329,000	(d)	0.00	10/09/19	2,556,028

				7,899,303

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $7,608,280)			7,899,303

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 23.19%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 2.71%
$3,077,585	Pool # A20105	5.00%	04/01/34	$3,016,510
3,171,863	Pool # C01811	5.00	04/01/34	3,108,917
134,937	Pool # C71221	5.00	09/01/32	132,417

				6,257,844

	FEDERAL NATIONAL MORTGAGE ASSOCIATION —17.19%
126,493	Pool # 255613	4.50	12/01/34	120,727
70,003	Pool # 255703	4.50	04/01/35	66,747
12,503,436	Pool # 357824	5.50	06/01/35	12,499,559
1,270,613	Pool # 387203	4.80	01/01/12	1,268,680
1,084,963	Pool # 387204	4.80	01/01/12	1,083,313
4,316,610	Pool # 618322	6.00	12/01/31	4,391,412
453,842	Pool # 779827	4.50	05/01/34	433,154
779,930	Pool # 797494	4.50	03/01/35	743,663
38,567	Pool # 799127	4.50	04/01/35	36,774
5,531,587	Pool # 805386 ARM(a)	4.91	01/01/35	5,527,732
596,695	Pool # 807671	4.50	12/01/34	569,496
150,167	Pool # 807911	4.50	03/01/35	143,184
1,552,185	Pool # 808051	4.50	02/01/35	1,480,009
999,900	Pool # 808168	4.50	03/01/35	953,405
4,908,030	Pool # 808172	4.50	03/01/35	4,679,807
863,457	Pool # 812268	5.50	05/01/35	863,349
999,901	Pool # 814351	4.50	03/01/35	953,406
331,347	Pool # 814433	4.50	03/01/35	315,939
915,066	Pool # 814474	4.50	03/01/35	872,515
426,011	Pool # 819359	4.50	03/01/35	406,202
961,657	Pool # 820989	5.50	04/01/35	961,536
981,704	Pool # 821567	5.50	06/01/35	981,581
120,068	Pool # 825779	4.50	08/01/35	114,485
276,794	Pool # 832225	4.50	07/01/35	263,923
46,267	Pool # 838242	4.50	08/01/35	44,116

				39,774,714

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 3.29%
462,163	Pool # 2562	6.00	03/20/28	472,620
672,926	Pool # 267812	8.50	06/15/17	731,961
2,332,354	Pool # 3413	4.50	07/20/33	2,234,256
2,157,348	Pool # 3442	5.00	09/20/33	2,131,520
36,577	Pool # 532751	9.00	08/15/30	40,404
109,975	Pool # 568670	6.50	04/15/32	114,426
341,873	Pool # 780548	8.50	12/15/17	370,646
333,543	Pool # 780865	9.50	11/15/17	367,306
625,107	Pool # 781084	9.00	12/15/17	678,772
471,354	Pool # 80311 ARM(a)	3.50	08/20/29	475,207

				7,617,118

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $53,802,738)			53,649,676

See Notes to Financial Statements.

8

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Core Bond Fund — (continued)

Principal Amount	Rate	Maturity Date	Value
U.S. GOVERNMENT SECURITIES — 19.92%
	U.S. TREASURY PRINCIPAL ONLY STRIPS — 2.17%
$3,619,000	0.00%	05/15/17	$2,138,608
4,836,000	0.00	05/15/17	2,870,795

			5,009,403

	U.S. TREASURY INFLATION PROTECTED BONDS — 2.56%
3,000,000	4.25	01/15/10	3,897,269
2,000,000	1.63	01/15/15	2,022,356

			5,919,625

	U.S. TREASURY NOTES — 15.19%
19,200,000	3.63	01/15/10	18,756,748
5,652,000	4.25	11/15/14	5,611,600
7,955,000	7.63	11/15/22	10,769,702

			35,138,050

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $46,201,707)		46,067,078

Shares
REGISTERED INVESTMENT COMPANIES — 0.43%
501,367	Dreyfus Government Cash Management Fund		501,367
501,366	Fidelity U.S. Treasury II Fund		501,366

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,002,733)		1,002,733

		Value
TOTAL INVESTMENTS (Cost $232,504,455)	100.87%	$233,319,232
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.87)	(2,013,089)

NET ASSETS	100.00%	$231,306,143

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $2,953,694 or 1.28% of net assets.
(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(d)	Zero-Coupon Security

AMBAC—American Municipal Bond Assurance Corp.

ARM—Adjustable Rate Mortgage

MTN—Medium Term Note

Multi-Coupon Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc—public limited company

STRIPS—Separately Traded Registered Interest and Principal Securities

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	46.53%	$107,616,057
Collateralized Mortgage Obligations	21.70	50,203,027
Commercial Mortgage-Backed Securities	14.81	34,248,450
Corporate Bonds	11.58	26,782,959
Tax-Exempt Securities	3.93	9,093,111
Foreign Government Obligation	0.99	2,299,304
Asset Backed Securities	0.90	2,073,591
Registered Investment Company	0.43	1,002,733

Total Investments	100.87%	$233,319,232
Other Assets and Liabilities (Net)	(0.87)	(2,013,089)

Net Assets	100.00%	$231,306,143

See Notes to Financial Statements.

9

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

High Yield Fund

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — 89.33%
	ADVERTISING PERIODICALS — 1.27%
$976,000	Dex Media West llc/ Dex Media Finance Co.	9.88%	08/15/13	$1,077,260
1,000,000	RH Donnelley Finance Corp.(a)	10.88	12/15/12	1,122,500

				2,199,760

	AGRICULTURAL CHEMICALS — 2.45%
500,000	IMC Global, Inc., Series B	11.25	06/01/11	550,000
2,000,000	IMC Global, Inc., Series B, Unsecured	11.25	06/01/11	2,200,000
1,298,000	Terra Capital, Inc.	11.50	06/01/10	1,486,210

				4,236,210

	AUTO – TRUCK PARTS & EQUIPMENT — 2.32%
1,000,000	Accuride Corp.	8.50	02/01/15	980,000
2,000,000	Dana Corp.	9.00	08/15/11	2,023,166
1,000,000	Tenneco Automotive, Inc.	8.63	11/15/14	1,007,500

				4,010,666

	BUILDING & CONSTRUCTION PRODUCTION – MISCELLANEOUS — 0.27%
500,000	Compression Polymers Holdings(a)	10.50	07/01/13	463,750

	CABLE TV — 0.59%
1,000,000	Charter Communications Holdings II	10.25	09/15/10	1,025,000

	CASINO HOTELS — 11.16%
2,000,000	Ameristar Casinos, Inc.	10.75	02/15/09	2,137,500
2,000,000	Aztar Corp.	7.88	06/15/14	2,090,000
1,000,000	Boyd Gaming Corp.	8.75	04/15/12	1,077,500
2,000,000	Caesars Entertainment, Inc.	8.88	09/15/08	2,187,499
1,000,000	Kerzner International(a)	6.75	10/01/15	968,750
2,000,000	MGM Mirage, Inc.	8.50	09/15/10	2,175,000
2,000,000	Penn National Gaming, Inc.	8.88	03/15/10	2,110,000
2,000,000	Poster Financial Group	8.75	12/01/11	2,057,500
1,000,000	Resorts International Hotel and Casino, Inc.	11.50	03/15/09	1,120,000
1,750,000	River Rock Entertainment	9.75	11/01/11	1,942,500
1,500,000	Trump Entertainment Resorts	8.50	06/01/15	1,447,500

				19,313,749

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)
	CELLULAR TELECOM — 3.07%
$2,000,000	American Cellular Corp.	10.00%	08/01/11	$2,180,000
1,000,000	Centennial Cellular Operating Co./Centennial Communications Corp.	10.13	06/15/13	1,125,000
2,000,000	Dobson Communications Corp.	8.88	10/01/13	2,000,000

				5,305,000

	CHEMICALS – DIVERSIFIED — 3.97%
2,000,000	Equistar Chemicals L.P./Equistar Funding Corp.	10.63	05/01/11	2,180,000
2,000,000	Lyondell Chemical Co.	9.50	12/15/08	2,095,000
1,000,000	Lyondell Chemical Co.	10.50	06/01/13	1,130,000
1,500,000	Nell AF Sarl(a)	8.38	08/15/15	1,466,250

				6,871,250

	CHEMICALS – PLASTICS — 1.14%
1,000,000	PolyOne Corp.	10.63	05/15/10	1,030,000
1,000,000	PolyOne Corp.(b)	8.88	05/01/12	948,750

				1,978,750

	CHEMICALS – SPECIALTY — 2.14%
1,500,000	Crompton Corp.	9.88	08/01/12	1,708,125
2,000,000	Johnsondiversey, Inc., Series B	9.63	05/15/12	1,995,000

				3,703,125

	COMMERCIAL SERVICES — 1.80%
2,000,000	Iron Mountain, Inc.	8.63	04/01/13	2,095,000
1,000,000	Iron Mountain, Inc.	7.75	01/15/15	1,015,000

				3,110,000

	COMPUTER SERVICES — 1.17%
2,000,000	Unisys Corp.	7.88	04/01/08	2,020,000

	CONTAINERS – METAL/GLASS — 3.19%
3,000,000	Crown European Holdings S.A.	10.88	03/01/13	3,480,000
2,000,000	Owens-Illinois, Inc.	7.50	05/15/10	2,030,000

				5,510,000

	CONTAINERS – PAPER/PLASTIC — 2.84%
3,000,000	Graham Packaging Co.	9.88	10/15/14	2,880,000

See Notes to Financial Statements.

10

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)
	CONTAINERS – PAPER/PLASTIC — (continued)
$2,000,000	Stone Container Corp.	9.75%	02/01/11	$2,030,000

				4,910,000

	COSMETICS & TOILETRIES — 0.48%
1,000,000	Del Laboratories, Inc.	8.00	02/01/12	822,500

	DISTRIBUTION/WHOLESALE — 1.09%
2,000,000	Nebraska Book Co.	8.63	03/15/12	1,880,000

	DIVERSIFIED OPERATIONS — 0.72%
1,340,000	Stena AB	7.00	12/01/16	1,239,500

	ELECTRIC – GENERATION — 0.95%
1,500,000	AES Corp.	9.50	06/01/09	1,635,000

	ELECTRIC – INTERGRATED — 1.36%
2,305,000	PSEG Energy Holdings, Inc.	7.75	04/16/07	2,356,863

	ELECTRONIC COMPONENTS -– SEMICONDUCTORS — 0.49%
1,000,000	Amkor Technologies, Inc.	7.75	05/15/13	855,000

	FORESTRY — 1.18%
3,000,000	Tembec Industries, Inc.	8.63	06/30/09	2,040,000

	FUNERAL SERVICES & RELATED ITEMS — 1.21%
1,000,000	Service Corp. International	7.70	04/15/09	1,050,000
1,000,000	Service Corp. International, Unsecured	7.70	04/15/09	1,050,000

				2,100,000

	GAS – DISTRIBUTION — 1.21%
2,000,000	SEMCO Energy, Inc.	7.75	05/15/13	2,095,760

	HOME FURNISHINGS — 2.23%
2,000,000	Sealy Mattress Co.	8.25	06/15/14	2,010,000
2,000,000	Simmons Co.	7.88	01/15/14	1,840,000

				3,850,000

	LIFE/HEALTH INSURANCE — 1.20%
2,000,000	Americo Life, Inc.(a)	7.88	05/01/13	2,078,172

	MEDICAL – DRUGS — 0.28%
500,000	Warner Chilcott Corp.(a)	8.75	02/01/15	480,000

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)
	MEDICAL – HOSPITALS — 0.60%
$1,000,000	IASIS Healthcare llc/ IASIS Capital Corp.	8.75%	06/15/14	$1,037,500

	MEDICAL PRODUCTS — 0.58%
1,000,000	Encore Medical IHC, Inc.	9.75	10/01/12	995,000

	METAL PROCESSORS & FABRICATORS — 0.31%
500,000	Mueller Group, Inc.	10.00	05/01/12	530,000

	MISCELLANEOUS MANUFACTURING — 1.14%
2,000,000	Intertape Polymer US, Inc.	8.50	08/01/14	1,969,524

	MULTI-LINE INSURANCE — 1.32%
2,128,000	Allmerica Financial Corp.	7.63	10/15/25	2,277,437

	MULTIMEDIA — 1.15%
2,000,000	Emmis Operating Co.	6.88	05/15/12	1,992,500

	MUSIC — 0.93%
1,600,000	Warner Music Group	7.38	04/15/14	1,604,000

	NON-HAZARDOUS WASTE DISPOSAL — 1.21%
2,000,000	Allied Waste North America	8.88	04/01/08	2,085,000

	OFFICE AUTOMATION & EQUIPMENT — 1.52%
1,000,000	Xerox Capital Trust I	8.00	02/01/27	1,037,500
1,500,000	Xerox Corp.	7.63	06/15/13	1,593,750

				2,631,250

	OIL – EXPLORATION & PRODUCTION — 0.57%
1,000,000	Clayton William Energy(a)	7.75	08/01/13	977,500

	PAPER & RELATED PRODUCTS — 2.33%
2,500,000	Mercer International, Inc.	9.25	02/15/13	2,125,000
1,890,000	Norske Skog Canada, Series D	8.63	06/15/11	1,899,450

				4,024,450

	PHYSICIANS PRACTICE MANAGEMENT — 2.08%
2,000,000	Ameripath, Inc.	10.50	04/01/13	2,080,000
1,000,000	US Oncology Holdings, Inc.(a)(c)	9.26	03/15/15	985,000
500,000	US Oncology Holdings, Inc.	9.00	08/15/12	540,000

				3,605,000

See Notes to Financial Statements.

11

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)
	REITS – HOTELS — 0.62%
$1,000,000	La Quinta Properties, Inc.	8.88%	03/15/11	$1,070,000

	RENTAL AUTO/EQUIPMENT — 2.58%
500,000	Ahern Rentals, Inc.(a)	9.25	08/15/13	511,250
1,000,000	Neff Rental/Neff Finance(a)	11.25	06/15/12	1,060,000
3,000,000	United Rentals, Inc.	7.75	11/15/13	2,895,000

				4,466,250

	RESORTS/THEME PARKS — 1.14%
2,000,000	Six Flags, Inc.	9.63	06/01/14	1,970,000

	RETAIL – DISCOUNT — 1.03%
1,500,000	Shopko Stores	9.25	03/15/22	1,785,000

	RETAIL – DRUG STORE — 2.85%
2,000,000	Jean Coutu Group, Inc.	8.50	08/01/14	1,990,000
1,500,000	Rite Aid Corp.	7.13	01/15/07	1,509,375
1,500,000	Rite Aid Corp. (a)	6.13	12/15/08	1,425,000

				4,924,375

	RETAIL – MAJOR DEPARTMENT STORE — 2.17%
1,500,000	JC Penney Co., Inc.	8.00	03/01/10	1,638,750
1,000,000	Neiman Marcus Group, Inc.(a)	9.00	10/15/15	1,002,500
1,000,000	Saks, Inc.	9.88	10/01/11	1,105,000

				3,746,250

	RETAIL – VIDEO RENTAL — 0.95%
2,000,000	Blockbuster, Inc.(a)	9.50	09/01/12	1,650,000

	SATELLITE TELECOM — 1.46%
650,000	Inmarsat Finance plc.	7.63	06/30/12	669,500
1,000,000	Intelsat Bermuda Ltd.(a)	8.63	01/15/15	1,020,000
1,000,000	Intelsat Ltd.	7.63	04/15/12	837,500

				2,527,000

	SCHOOLS — 0.85%
1,500,000	Knowledge Learning Center(a)	7.75	02/01/15	1,470,000

	STEEL – PRODUCERS — 2.18%
2,500,000	AK Steel Corp.	7.75	06/15/12	2,306,250
1,298,000	United States Steel, Inc.	10.75	08/01/08	1,460,250

				3,766,500

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)
	TELEPHONE – INTERGRATED — 8.22%
$2,500,000	Cincinnati Bell, Inc.	8.38%	01/15/14	$2,462,500
500,000	Cincinnati Bell, Inc., MTN	6.33	12/30/05	500,000
2,000,000	Citizens Communications	9.25	05/15/11	2,195,000
674,000	Consolidated Communications Holding	9.75	04/01/12	717,810
2,000,000	Eircom Funding	8.25	08/15/13	2,170,000
1,500,000	Hawaiian Telcom Communication(a)	12.50	05/01/15	1,515,000
970,000	Madison River Capital llc/ Madison River Financial Corp.	13.25	03/01/10	1,033,050
3,000,000	Qwest Services Corp.	14.00	12/15/14	3,637,499

				14,230,859

	TRANSPORTATION – MARINE — 0.65%
1,000,000	Overseas Shipholding Group	8.75	12/01/13	1,132,500

	TRANSPORTATION – RAIL — 1.11%
1,750,000	Kansas City Southern	9.50	10/01/08	1,918,438

	TOTAL CORPORATE BONDS (Cost $153,334,022)			154,476,388

BANK LOANS — 1.45%
	CASINO HOTELS — 0.87%
1,500,000	Resorts International Holdings llc	9.77	04/26/13	1,503,750

	MISCELLANEOUS MANUFACTURING — 0.58%
1,000,000	IPC Acquistion Corp.	11.01	08/05/12	1,010,000

	TOTAL BANK LOANS (Cost $2,510,412)			2,513,750

COMMON STOCK — 2.68%
	METAL – ALUMINUM — 2.68%
28,047	Ormet Corp. (a)			4,627,755

	TOTAL COMMON STOCK (Cost $7,704,681)			4,627,755

U.S. GOVERNMENT & AGENCY OBLIGATION — 4.05%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTE — 4.05%
7,000,000		3.15	10/03/05	6,998,163

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATION (Cost $6,996,933)			6,998,163

See Notes to Financial Statements.

12

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

High Yield Fund — (continued)

		Value
TOTAL INVESTMENTS (Cost $170,546,048)	97.51%	$168,616,056
OTHER ASSETS IN EXCESS OF LIABILITIES	2.49	4,305,217

NET ASSETS	100.00%	$172,921,273

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $22,823,427 or 13.20% of net assets.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(c)	Variable Rate Security—The rate disclosed is as of September 30, 2005.

Discount Note—The rate reported is the discount rate at the time of purchase.

llc—Limited Liability Company

L.P.—Limited Partnership

Ltd.—Limited

MTN—Medium Term Note

plc—public limited company

Unsecured—Issued in exchange of 144A security

See Notes to Financial Statements.

13

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	34.95%	$60,442,238
Raw/Intermediate Materials	26.16	45,233,814
Telecommunication	11.30	19,535,860
Health Care	4.75	8,217,500
Technology	4.06	7,023,250
U.S. Government & Agency Obligations	4.05	6,998,163
Industrials	3.94	6,809,500
Financials	2.52	4,355,608
Utilities	2.16	3,730,760
Energy	1.36	2,356,863
Information Technology.	1.17	2,020,000
Real Estate.	0.62	1,070,000
Consumer Staples	0.47	822,500

Total Investments	97.51%	$168,616,056
Other Assets and Liabilities (Net).	2.49	4,305,217

Net Assets	100.00%	$172,921,273

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Intermediate-Term Bond Fund

Principal Amount		Rate	Maturity Date	Value
ASSET BACKED SECURITIES — 2.81%
$2,000,000	Capital One Master Trust, 2001-6 C(a)	6.70%	06/15/11	$2,087,500
3,485,000	Capital One Multi-Asset Execution Trust, 2003-A1 A1(b)	3.96	01/15/09	3,491,303
1,625,000	Capital One Multi-Asset Execution Trust, 2003-B1 B1(b)	4.74	02/17/09	1,632,426
2,670,000	Chase Credit Card Master Trust, 2001-1 C(b)	4.42	06/16/08	2,677,139
587,865	Chase Funding Mortgage Loan Asset Backed Certificates, 2003-3 2A2(b)	3.91	04/25/33	588,933
2,000,000	MBNA Master Credit Card Trust USA, 2000-K C(a)(b)	4.37	03/17/08	2,000,000

	TOTAL ASSET BACKED SECURITIES (Cost $12,515,510)			12,477,301

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.34%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 4.77%
1,723,278	Bank of America Mortgage Securities, 2003-A 2A1	3.98	02/25/33	1,697,586
4,063,193	Bear Stearns ARM, 2004-1 11A3(b)	3.44	04/25/34	4,034,358
4,820,849	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	4,856,136
530,003	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(b)	4.83	08/25/34	524,693
3,322,000	Washington Mutual, 2005-AR5 A3(b)	4.68	05/25/35	3,289,944
2,785,293	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1(b)	3.99	01/25/35	2,722,757
4,061,427	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1(b)	4.56	02/25/35	4,003,406

				21,128,880

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 1.42%
1,328,282	2386 QH	6.50	10/15/30	1,334,785

Principal Amount		Rate	Maturity Date	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	FEDERAL HOME LOAN MORTGAGE CORPORATION — (continued)
$ 460,833	2406 PE	6.50%	08/15/30	$460,143
4,603,337	R001 AE	4.38	04/15/15	4,529,331

				6,324,259

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 0.89%
777,486	2001-42 QG	6.50	07/25/30	775,916
3,200,000	2003-17 QT	5.00	08/25/27	3,191,546

				3,967,462

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.26%
2,800,000	2005-10 MW	4.67	09/16/25	2,754,623
2,925,000	2005-14 B	4.48	08/16/32	2,853,457

				5,608,080

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,594,462)			37,028,681

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.93%
2,000,000	Commercial Mortgage Asset Trust, 1999-C1 B	7.23	01/17/32	2,290,703
3,556,000	Commercial Mortgage Asset Trust, 1999-C2 C	7.80	11/17/32	4,223,034
3,333,260	DLJ Mortgage Acceptance Corp., 1997-CF2 A1B(a)	6.82	10/15/30	3,432,830
3,900,000	GMAC Commercial Mortgage Securities, Inc., 1999-C1 C	6.59	05/15/33	4,120,955
5,497,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-CB12 AJ	4.99	09/12/37	5,442,416
1,776,620	LB-UBS Commercial Mortgage Trust, 2001-C2 A1	6.27	06/15/20	1,834,693
1,620,254	Midland Realty Acceptance Corp., 1996-C2 B	7.34	01/25/29	1,628,819
3,085,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	3,044,041
3,104,000	Morgan Stanley Dean Witter Capital I, 2005-HQ5 A4	5.17	01/14/42	3,136,998
3,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G	7.15	06/15/06	3,040,184

See Notes to Financial Statements.

14

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Intermediate-Term Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$2,402,770	Mortgage Capital Funding, Inc., 1996-MC2 C	7.22%	12/21/26	$2,443,253
3,410,000	Nomura Asset Securities Corp., 1998-D6 A1B	6.59	03/15/30	3,560,881
4,025,000	Nomura Asset Securities Corp., 1998-D6 A4 (b)	7.62	03/15/30	4,660,979
1,435,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4	6.29	04/15/34	1,537,953
6,525,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	6,418,930
4,775,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	07/15/41	4,860,791
6,150,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A6A	5.11	07/15/42	6,178,088

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $61,989,394)			61,855,548

CORPORATE BONDS — 26.78%
500,000	AK Steel Corp.	7.75	06/15/12	461,250
3,150,000	Allstate Life Global Funding Trust	3.85	01/25/08	3,091,772
1,720,000	America Movil S.A. de C.V.	4.13	03/01/09	1,673,338
600,000	Boyd Gaming Corp.	8.75	04/15/12	646,500
4,155,000	Caterpillar Financial Services Corp. MTN	2.35	09/15/06	4,071,372
500,000	Cincinnati Bell, Inc.	8.38	01/15/14	492,500
2,570,000	Cit Group, Inc.	5.00	02/01/15	2,532,003
1,100,000	CMS Energy Corp.	9.88	10/15/07	1,196,250
2,975,000	Continental Cablevision	9.00	09/01/08	3,300,611
1,835,000	Credit Suisse First Boston (USA), Inc.	3.88	01/15/09	1,789,022
2,040,000	DaimlerChrysler NA Holding Corp.	4.05	06/04/08	1,992,172
1,670,000	Devon Financing Corp.	6.88	09/30/11	1,835,694
4,000,000	Diageo Capital plc	4.38	05/03/10	3,935,000
3,000,000	Dominion Resources, Inc., Series B(b)	4.30	09/28/07	2,999,178
800,000	Eircom Funding	8.25	08/15/13	868,000
1,170,000	Entergy Gulf States	5.70	06/01/15	1,146,396

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)
$6,000,000	FedEx Corp.	2.65%	04/01/07	$5,830,944
2,290,000	Ford Motor Credit Co.	5.80	01/12/09	2,136,755
2,768,509	Hainan Airways(b)	3.87	12/15/07	2,768,509
250,000	Hercules, Inc.	11.13	11/15/07	281,250
5,645,000	Household Finance Corp.	8.00	07/15/10	6,369,700
350,000	IMC Global, Inc., Series B	10.88	06/01/08	395,500
5,500,000	International Lease Finance Corp.	4.75	01/13/12	5,398,157
500,000	Iron Mountain, Inc.	8.63	04/01/13	523,750
2,685,000	John Deere Capital Corp. MTN.	3.38	10/01/07	2,623,143
4,130,000	JP Morgan Chase & Co.	5.25	05/30/07	4,178,552
3,435,000	Legg Mason, Inc.	6.75	07/02/08	3,618,525
5,000,000	Lehman Brothers Holdings, Inc.	4.25	01/27/10	4,891,615
4,065,000	Limited Brands, Inc.	5.25	11/01/14	3,799,885
75,000	Merrill Lynch & Co.	3.00	04/30/07	73,597
5,150,000	Morgan Stanley	4.75	04/01/14	4,968,541
2,000,000	Nationwide Life Global Funding, Inc.(a)	5.35	02/15/07	2,014,918
1,955,000	Nisource Finance Corp.	7.88	11/15/10	2,197,987
1,975,000	Prudential Financial, Inc.	5.10	09/20/14	1,976,556
1,200,000	Qwest Services Corp., Multi-Coupon Bond(a)	13.50	12/15/10	1,374,000
1,425,000	Sprint Capital Corp.	8.38	03/15/12	1,676,994
1,750,000	Susquehanna Bancshares, Inc.	6.05	11/01/12	1,820,952
2,260,000	TCI Communications, Inc.	9.80	02/01/12	2,779,459
1,915,000	Telefonos de Mexico S.A.	4.50	11/19/08	1,890,254
4,185,000	Textron Financial Corp. MTN(b)	4.90	04/24/06	4,213,086
2,415,000	Time Warner Entertainment	8.38	03/15/23	2,929,364
3,850,000	US Bank NA	2.87	02/01/07	3,768,087
5,075,000	Wachovia Corp.	3.50	08/15/08	4,913,194
1,555,000	Wachovia Corp.	5.25	08/01/14	1,576,804
3,690,000	Wal-Mart Stores	4.55	05/01/13	3,636,469
2,268,000	Weyerhauser Co.	5.25	12/15/09	2,284,246

	TOTAL CORPORATE BONDS (Cost $119,672,003)			118,941,851

See Notes to Financial Statements.

15

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Intermediate-Term Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — 0.64%
$2,600,000	California State, Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges Project, Series A	5.25%	07/01/16	$2,848,742

	TOTAL TAX-EXEMPT SECURITIES (Cost $2,824,767)			2,848,742

FOREIGN GOVERNMENT OBLIGATION — 0.49%
1,990,000	United Mexican States	6.63	03/03/15	2,162,135

	TOTAL FOREIGN GOVERNMENT OBLIGATION (Cost $1,947,097)			2,162,135

COMMERCIAL PAPER — 1.13%
5,000,000	General Electric	3.83	11/28/05	5,000,000

	TOTAL COMMERCIAL PAPER (Cost $5,000,000)			5,000,000

U.S. GOVERNMENT AGENCY BONDS & NOTES — 16.68%
	FANNIE MAE — 7.50%
8,125,000		3.63	01/19/07	8,048,016
775,000	(c)	4.00	02/22/07	769,129
11,330,000		7.25	01/15/10	12,515,219
3,000,000		4.75	04/19/10	2,989,935
5,000,000		5.00	03/02/15	4,977,705
8,385,000	(d)	0.00	10/09/19	4,021,823

				33,321,827

	FEDERAL HOME LOAN BANK — 4.44%
9,000,000		4.50	08/24/07	8,989,101
5,800,000		4.30	04/18/08	5,764,423
5,000,000		4.57	10/17/08	4,960,735

				19,714,259

	FREDDIE MAC — 4.74%
5,845,000		3.00	09/29/06	5,758,377
6,150,000		4.50	08/22/07	6,144,718
3,355,000		5.13	07/15/12	3,452,151
5,700,000		5.30	05/12/20	5,630,893
50,000	MTN	2.85	01/05/07	49,082

				21,035,221

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $74,579,962)			74,071,307

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 12.17%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 9.54%
2,700,000	Pool # 360500	6.26	09/01/13	2,934,647
2,630,000	Pool # 385538	4.79	11/01/12	2,624,536

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — (continued)
$984,421	Pool # 545290	7.50%	10/01/16	$1,041,158
276,304	Pool # 577218	6.00	04/01/31	281,092
4,715	Pool # 578823	5.50	04/01/31	4,718
2,013,387	Pool # 624250	6.00	01/01/17	2,071,409
230,700	Pool # 625797	6.00	01/01/17	237,348
3,721,052	Pool # 704372 ARM(b)	4.51	05/01/33	3,687,869
940,914	Pool # 709693	5.50	06/01/28	942,810
642,484	Pool # 709698	5.50	06/01/33	642,782
1,567,735	Pool # 725786	6.08	06/01/09	1,624,861
7,027,945	Pool # 805386 ARM(b)	4.91	01/01/35	7,023,048
19,636,739	Pool # 826152	5.00	05/01/35	19,226,823

				42,343,101

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 2.63%
21,124	Pool # 195801	8.50	01/15/17	22,978
9,642	Pool # 195833	8.50	04/15/17	10,488
3,284,270	Pool # 3319	5.00	12/20/32	3,244,948
2,485	Pool # 334299	8.00	05/15/23	2,662
3,911,137	Pool # 3442	5.00	09/20/33	3,864,310
409,903	Pool # 367412	6.00	11/15/23	421,197
1,602,815	Pool # 604726	4.50	10/15/33	1,543,415
2,667,730	Pool # 608288	4.50	09/15/33	2,568,864

				11,678,862

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $54,313,973)			54,021,963

U.S. GOVERNMENT SECURITIES — 12.76%
	U.S. TREASURY BILLS — 5.73%
25,830,000	(e)	3.72	02/23/06	25,450,712

	U.S. TREASURY PRINCIPAL ONLY STRIPS — 0.71%
6,105,000		0.00	02/15/20	3,149,686

	U.S. TREASURY NOTES — 6.32%
23,200,000		5.00	02/15/11	24,054,688
4,035,000		4.25	08/15/15	4,009,781

				28,064,469

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $56,638,648)			56,664,867

Shares
REGISTERED INVESTMENT COMPANIES — 3.20%
7,102,160	Dreyfus Government Cash Management Fund			7,102,160
7,102,159	Fidelity U.S. Treasury II Fund			7,102,159

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $14,204,319)			14,204,319

See Notes to Financial Statements.

16

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Intermediate-Term Bond Fund — (continued)

		Value
TOTAL INVESTMENTS (Cost $441,280,135)	98.93%	$439,276,714
OTHER ASSETS IN EXCESS OF LIABILITIES	1.07	4,739,883

NET ASSETS	100.00%	$444,016,597

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $10,909,248 or 2.46% of net assets.
(b)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(d)	Zero-Coupon Security
(e)	The rate shown is the effective yield at the time of purchase.

ARM—Adjustable Rate Mortgage

MTN—Medium Term Note

Multi-Coupon Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc—Public Limited Company

STRIPS—Separately Traded Registered Interest and Principal Securities

See Notes to Financial Statements.

17

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	41.61%	$184,758,137
Corporate Bonds	26.78	118,941,851
Commercial Mortgage-Backed Securities	13.93	61,855,548
Collateralized Mortgage Obligations	8.34	37,028,681
Registered Investment Company	3.20	14,204,319
Asset Backed Securities	2.81	12,477,301
Commercial Paper	1.13	5,000,000
Tax-Exempt Securities	0.64	2,848,742
Foreign Government Obligation	0.49	2,162,135

Total Investments	98.93%	$439,276,714
Other Assets and Liabilities (Net)	1.07	4,739,883

Net Assets	100.00%	$444,016,597

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Intermediate-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 9.13%
$14,800,000	Iowa State Finance Authority Revenue Bonds, Multi-Family Housing, Village Court Association, Series B(a)	2.76%	11/01/15	$14,800,000
15,000,000	Missouri State Health & Educational Facilities Authority Revenue Bonds, Washington University, Series A, (SPA: Dexia Credit Local)(a)	2.81	02/15/34	15,000,000
3,000,000	Uinta County, Wyoming, Pollution Control Revenue Bonds, Chevron (USA), Inc. Project(a)	2.80	08/15/20	3,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $32,800,000)			32,800,000

TAX-EXEMPT SECURITIES — 73.16%
10,000,000	Clark County, Nevada, School District General Obligation Bonds, Series B, (FSA)	5.00	06/15/12	10,825,800
10,000,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A	5.25	11/15/10	10,905,000
10,000,000	Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure, Series A, (FGIC)	5.50	10/01/10	11,009,100
10,000,000	Cook County, Illinois, General Obligation Bonds, Series D, (AMBAC)	5.25	11/15/11	10,949,200
10,000,000	Dallas, Texas, Water Works & Sewer System Revenue Bonds, (FSA)	5.38	10/01/12	11,120,800
2,820,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (FSA)	5.00	07/01/14	3,065,030

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$10,000,000	Florida State Division Board Finance Department, General Services Revenue Bonds, Department of Environmental Protection-Preservation 2000, Series A, (FSA)	6.00%	07/01/13	$11,571,300
10,000,000	Hawaii State General Obligation Bonds, Series CY, (FSA)	5.50	02/01/12	11,083,100
10,000,000	Illinois State General Obligation Bonds, First Series, (MBIA)	5.50	08/01/14	11,263,600
10,000,000	Illinois State Sales Tax Revenue Bonds, First Series, (FSA)	5.25	06/15/13	11,029,100
10,000,000	Jefferson County, Colorado, School District General Obligation Bonds, (MBIA)	6.50	12/15/11	11,669,200
10,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Series B, (MBIA)	5.00	07/01/13	10,959,000
10,000,000	Maryland State Capital Improvement General Obligation Bonds, State & Local Facilities, 1st Lien, Series A	5.25	03/01/13	11,112,000
10,000,000	Massachusetts State Construction Loan General Obligation Bonds, Series B	5.00	08/01/14	10,852,800
10,000,000	Michigan State Building Authority Revenue Bonds, Facilities Program, Series I, (FSA)	5.25	10/15/14	10,987,800
10,000,000	New Jersey State General Obligation Bonds, Series D	6.00	02/15/11	11,227,500
10,000,000	New Jersey State Transportation Corporation, Certificate Participation, Federal Transportation Administration Grants, Series A, (FGIC)	5.00	09/15/19	10,636,300

See Notes to Financial Statements.

18

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$10,000,000	New York State Dormitory Authority Revenue Bonds, State University Educational Facilities, Series B, (FSA)	5.25%	05/15/11	$10,926,800
3,000,000	New York State Thruway Authority Revenue Bonds, Highway & Bridge Trust Fund, Series B, (FSA)	5.00	04/01/15	3,282,030
10,000,000	Pennsylvania State General Obligation Bonds	5.50	02/01/13	11,172,000
10,000,000	Pennsylvania State General Obligation Bonds, First Series, (MBIA)	5.25	02/01/12	10,990,300
10,000,000	Pennsylvania State General Obligation Bonds, Second Series, (FGIC)	5.25	10/01/14	11,135,600
10,000,000	Phoenix, Arizona, Civic Improvement Corporation, Water Systems Revenue Bonds, Junior Lien, (MBIA)	5.00	07/01/20	10,716,100
10,000,000	South Carolina State Public Services Authority Revenue Bonds, Series A, (FSA)	5.50	01/01/11	11,034,800
7,050,000	South Carolina Transportation Infrastructure Revenue Bonds, Series A, (AMBAC)	5.00	10/01/15	7,766,210
5,000,000	Virginia Commonwealth Transportation Board Revenue Bonds, Federal Highway Reimbursement Anticipation Note	5.00	09/28/15	5,477,050

	TOTAL TAX-EXEMPT SECURITIES (Cost $257,909,606)			262,767,520

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — 15.90%
$10,000,000	Chicago, Illinois, Metropolitan Water Reclamation District Authority General Obligation Bonds, Series A, (Escrowed to Maturity)	5.25%	12/01/10	$10,912,100
5,000,000	Chicago, Illinois, Neighborhoods Alive 21 Program, General Obligation Bonds, (FGIC) (Prerefunded 01/01/11 @ 100)	5.50	01/01/36	5,514,850
7,180,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (Prerefunded 07/01/13 @ 100)	5.00	07/01/14	7,833,021
10,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series A, (Escrowed to Maturity)	5.25	06/15/11	10,933,700
20,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series C, (FSA) (Escrowed to Maturity)	5.50	12/15/10	21,933,400

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $55,375,754)			57,127,071

Shares
REGISTERED INVESTMENT COMPANIES — 0.16%
1	BlackRock Muni Fund			1
584,268	Dreyfus Tax Exempt Cash Fund			584,268

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $584,269)			584,269

See Notes to Financial Statements.

19

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

		Value
TOTAL INVESTMENTS (Cost $346,669,629)	98.35%	$353,278,860
OTHER ASSETS IN EXCESS OF LIABILITIES	1.65	5,911,361

NET ASSETS	100.00%	$359,190,221

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

SPA—Standby Purchase Agreement

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2005, approximately 16% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

The summary of the Fund’s investments as of September 30, 2005 is as follows:

State Diversification	% of Net Assets	Market Value
New Jersey	15.24%	$54,730,900
Illinois	13.83	49,668,850
Pennsylvania	9.27	33,297,900
Colorado	6.28	22,574,200
Michigan	6.09	21,885,851
South Carolina	5.23	18,801,010
Missouri	4.18	15,000,000
Iowa	4.12	14,800,000
New York	3.96	14,208,830
Florida	3.22	11,571,300
Texas	3.09	11,120,800
Maryland	3.09	11,112,000
Hawaii	3.09	11,083,100
Connecticut	3.07	11,009,100
California	3.05	10,959,000
Massachusetts	3.02	10,852,800
Nevada	3.02	10,825,800
Arizona	2.98	10,716,100
Virginia	1.53	5,477,050
Wyoming	0.83	3,000,000
Registered Investment Company	0.16	584,269

Total Investments	98.35%	$353,278,860
Other Assets and Liabilities (Net)	1.65	5,911,361

Net Assets	100.00%	$359,190,221

See Notes to Financial Statements.

20

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Long-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 25.58%
$2,000,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue Bonds, Exxon Project(a)	2.79%	03/01/22	$2,000,000
2,500,000	Fairfax County, Virgina, Economic Development Authority, Smithsonian Institution Revenue Bonds, Series A, (SPA: Bank of America N.A.)(a)(b)	2.74	12/01/33	2,500,000
2,000,000	Jefferson Port, Texas, Port Arthur Navigation District Revenue Bonds, Texaco, Inc. Project(a)	2.84	10/01/24	2,000,000
2,500,000	Marshall County, West Virginia, Pollution Control Revenue Bonds, Mountaineer Carbon Co.(a)	2.81	12/01/20	2,500,000
2,500,000	Michigan State University Revenue Bonds, Series B, (SPA: Landesbank Hessen-Thueringen)(a)	2.75	02/15/26	2,500,000
1,500,000	Missouri State Health & Educational Facilities Authority Revenue Bonds, Washington University, Series A, (SPA: Dexia Credit Local)(a)	2.81	02/15/34	1,500,000
2,500,000	Pennsylvania State University Revenue Bonds, Series A, (SPA: JP Morgan Chase Bank)(a)	2.75	04/01/31	2,500,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $15,500,000)			15,500,000

TAX-EXEMPT SECURITIES — 49.87%
3,000,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA)	5.00	06/15/15	3,257,310
3,000,000	Connecticut State, Health & Educational Facilities Authority Revenue Bonds, Connecticut State University Systems, Series E, (FGIC)	5.00	11/01/33	3,121,230

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$1,500,000	Liberty, New York, Development Corporation Revenue Bonds, Goldman Sachs Headquarters Project	5.25%	10/01/35	$1,673,535
3,000,000	Maryland State, State & Local Facilities Loan General Obligation Bonds, 1st Series	5.00	08/01/16	3,274,590
3,000,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems, Series C	5.00	06/15/35	3,115,500
3,000,000	New York State, Environmental Facilities Revenue Bonds, Clean Water & Drinking Revolving Foods, 2nd Resolution	5.00	06/15/33	3,126,180
3,000,000	North Carolina State, Public Improvement General Obligation Bonds, Series A	5.00	03/01/16	3,274,920
3,000,000	Orlando & Orange County, Florida, Expressway Authority Revenue Bonds, Series B, (AMBAC)	5.00	07/01/35	3,118,770
3,000,000	University of California Revenue Bonds, Multiple Purpose Projects, Series Q, (FSA)	5.00	09/01/34	3,138,120
3,000,000	University of North Carolina Revenue Bonds, Series Q, (FSA)	5.00	12/01/33	3,128,340

	TOTAL TAX-EXEMPT SECURITIES (Cost $29,584,688)			30,228,495

TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT — 3.88%
2,350,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Arizona Public Service Co., Series B, (Barclays Bank plc)(a)	2.80	09/01/24	2,350,000

	TOTAL TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $2,350,000)			2,350,000

See Notes to Financial Statements.

21

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Long-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS — 21.06%
$3,000,000	Houston, Texas, Water & Sewer System Revenue Bonds, Series A, (FSA) (Prerefunded 12/01/12 @ 100)	5.00%	12/01/30	$3,245,040
2,500,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity)	5.25	12/01/14	2,796,425
3,000,000	New Jersey State, Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series C, (Prerefunded 06/15/13 @ 100)	5.50	06/15/23	3,371,370
3,000,000	Pennsylvania State General Obligation Bonds, 2nd Series, (FSA) (Prerefunded 05/01/12 @ 100)	5.50	05/01/16	3,353,190

	TOTAL TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS (Cost $12,398,751)			12,766,025

Shares
REGISTERED INVESTMENT COMPANIES — 1.74%
1	BlackRock Muni Fund			1
1,053,327	Dreyfus Tax Exempt Cash Fund			1,053,327

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,053,328)			1,053,328

TOTAL INVESTMENTS (Cost $60,886,767)	102.13%	$61,897,848
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.13)	(1,292,800)

NET ASSETS	100.00%	$60,605,048

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

plc—Public Limited Company

SPA—Standby Purchase Agreement

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2005, approximately 25% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

See Notes to Financial Statements.

22

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Long-Term Tax-Exempt Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

State Diversification	% of Net Assets	Market Value
New York	17.67%	$10,711,640
North Carolina	10.57	6,403,260
Pennsylvania	9.66	5,853,190
Texas	8.65	5,245,040
New Jersey	5.56	3,371,370
Maryland	5.40	3,274,590
Nevada	5.38	3,257,310
California	5.18	3,138,120
Connecticut	5.15	3,121,230
Florida	5.15	3,118,770
Michigan	4.12	2,500,000
Virginia	4.12	2,500,000
West Virginia	4.12	2,500,000
New Mexico	3.88	2,350,000
Louisiana	3.30	2,000,000
Missouri	2.48	1,500,000
Registered Investment Company	1.74	1,053,328

Total Investments	102.13%	$61,897,848
Other Assets and Liabilities (Net)	(2.13)	(1,292,800)

Net Assets	100.00%	$60,605,048

See Notes to Financial Statements.

23

Excelsior Tax-Exempt Fund, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 18.92%
$2,100,000	Erie County, New York, Water Authority Revenue Bonds, Series A, (AMBAC) (SPA: National Australia Bank)(a)	2.71%	12/01/16	$2,100,000
5,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer Systems Revenue Bonds, Series C, (FGIC) (SPA: FGIC-SPI)(a)	2.80	06/15/23	5,000,000
2,750,000	New York State Dormitory Authority, Mental Health Services Revenue Bonds, Sub-Series D-2A, (MBIA) (SPA: JP Morgan Chase Bank)(a)	2.75	02/15/31	2,750,000
4,500,000	Niagara Falls, New York, Bridge Commission Toll Revenue Bonds, Series A, (FGIC) (SPA: Credit Local de France)(a)	2.71	10/01/19	4,500,000
5,800,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligations, Series 5, (SPA: Bayerische Landesbank)(a)	2.82	08/01/24	5,800,000
6,100,000	Suffolk County, New York, Revenue Bonds, Water Authority Bond Anticipation Note, (SPA: Bank of Nova Scotia)(a)	2.68	01/01/08	6,100,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $26,250,000)			26,250,000

TAX-EXEMPT SECURITIES — 63.23%
4,000,000	Buffalo, New York, Fiscal Stability Authority Revenue Bonds, Series B (MBIA)	5.00	09/01/11	4,335,240

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$10,000,000	Long Island Power Authority, New York Electric Authority Revenue Bonds, Series A, (AMBAC)	5.50%	12/01/11	$11,086,700
10,000,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Series B, (AMBAC)	5.00	11/15/12	10,877,600
5,000,000	New York City, New York, General Obligation Bonds, Series N	5.00	08/01/12	5,363,550
6,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A	5.25	11/01/10	6,521,760
5,000,000	New York State Dormitory Authority, New York University Revenue Bonds, Series A, (AMBAC)	5.75	07/01/12	5,657,050
6,000,000	New York State Dormitory Authority, Revenue Bonds, Series B(b)	5.25	05/15/12	6,485,940
6,000,000	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds, Series A	5.50	03/15/12	6,632,160
6,000,000	New York State Environmental Facilities Revenue Bonds, Municipal Water, Project K	5.00	06/15/12	6,536,400
5,000,000	New York State Local Government Assistance Corporation Revenue Bonds, Series A-1, (FSA)	5.00	04/01/12	5,416,900
6,000,000	New York State Thruway Authority Revenue Bonds, Local Highway & Bridge Project, Series C, (MBIA)	5.50	04/01/12	6,676,440
6,000,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series A, (AMBAC)	5.00	03/15/16	6,498,900

See Notes to Financial Statements.

24

Excelsior Tax-Exempt Fund, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$5,000,000	Puerto Rico Electric Power Authority Revenue Bonds, Series BB, (MBIA)	6.00%	07/01/11	$5,669,500

	TOTAL TAX-EXEMPT SECURITIES (Cost $87,282,141)			87,758,140

TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT —4.11%
5,705,000	New York State Dormitory Authority, Oxford University Revenue Bonds, (Landesbank Hessen)(a)	2.83	07/01/23	5,705,000

	TOTAL TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $5,705,000)			5,705,000

TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — 12.90%
10,000,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity)	5.25	12/01/14	11,185,700
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Service Contract, Series 8, (FSA) (Prerefunded 07/01/13 @ 100)	5.38	07/01/21	6,717,720

	TOTAL TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS (Cost $17,979,383)			17,903,420

Shares
REGISTERED INVESTMENT COMPANIES — 2.88%
1	Dreyfus New York Tax Exempt Cash Fund			1
3,990,916	Provident Institutional New York Money Market Fund			3,990,916

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $3,990,917)			3,990,917

		Value
TOTAL INVESTMENTS (Cost $141,207,441)	102.04%	$141,607,477
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.04)	(2,828,433)

NET ASSETS	100.00%	$138,779,044

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	Date shown is the mandatory put date.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

SPA—Standby Purchase Agreement

Notes

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2005, approximately 17% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2005, approximately 96% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

See Notes to Financial Statements.

25

Excelsior Tax-Exempt Fund, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	78.29%	$108,644,590
Escrowed to Maturity	8.06	11,185,700
Prerefunded	4.84	6,717,720
Backed by Letters of Credit	4.11	5,705,000
General Obligation Bonds	3.86	5,363,550
Registered Investment Companies	2.88	3,990,917

Total Investments	102.04%	$141,607,477
Other Assets and Liabilities (Net)	(2.04)	(2,828,433)

Net Assets	100.00%	$138,779,044

See Notes to Financial Statements.

26

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Short-Term Government Securities Fund

Principal Amount		Rate	Maturity Date	Value
ASSET BACKED SECURITIES — 4.35%
$1,633,278	Citifinancial Mortgage Securities, Inc., Step Bond, 2003-4 AF2	2.66%	10/25/33	$1,628,325
5,000,000	Countrywide Asset Backed Certificates, 2005-4 AF3(a)	4.46	10/25/35	4,921,875
3,950,000	Countrywide Home Equity Loan Trust, 2005-G 2A(a)	4.04	12/15/35	3,949,384
6,000,000	Residential Asset Mortgage Products, Inc., 2004-RS6 AI3	4.54	08/25/28	5,973,716

	TOTAL ASSET BACKED SECURITIES (Cost $16,654,151)			16,473,300

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.24%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 5.57%
6,521,460	Bank of America Mortgage Securities, 2004-B 2A2(a)	4.12	03/25/34	6,367,696
4,693,525	Bear Stearns ARM, 2004-1 11A3(a)	3.44	04/25/34	4,660,216
4,497,737	Countrywide Alternative Loan Trust, 2004-16CB 1A2	5.50	07/25/34	4,491,487
593,335	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	597,678
3,004,916	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(a)	4.83	08/25/34	2,974,810
2,000,000	Washington Mutual Mortgage Securities Corp., 2005-AR5 A2(a)	4.68	05/25/35	1,995,729

				21,087,616

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 11.61%
1,533,591	2659 NC	4.00	04/15/15	1,531,647
3,659,743	2731 EA	3.50	01/15/11	3,653,560
4,788,859	2743 HA	4.50	11/15/09	4,790,167
6,200,000	2752 PA	3.50	11/15/08	6,184,008
6,500,000	2772 YA	3.50	12/15/11	6,462,545
7,645,330	2807 NL	3.50	01/15/15	7,598,712
6,578,663	2808 PA	4.00	09/15/12	6,562,632
7,178,659	2836 TA	5.00	10/15/27	7,230,371

				44,013,642

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 10.80%
6,919,000	1997-M5 C	6.74	08/25/07	7,135,628
4,482,448	2002-89 CA	5.00	04/25/16	4,490,628

Principal Amount		Rate	Maturity Date	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — (continued)
$8,600,000	2003-16 PB	4.50%	11/25/12	$8,585,892
3,441,696	2003-89 DX	3.50	05/25/15	3,427,082
6,125,597	2004-1 HA	3.50	03/25/11	6,091,372
7,558,525	2004-50 MA	4.50	05/25/19	7,542,263
3,695,238	2004-W4 A1	2.75	06/25/34	3,655,105

				40,927,970

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.26%
986,440	2005-34 A(a)	3.96	09/16/21	967,550

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $108,927,715)			106,996,778

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.80%
6,990,000	Chase Commercial Mortgage Securities Corp., 1996-2 C	6.90	11/19/28	7,128,235
5,763,071	Greenwich Capital Commercial Funding Corp., 2004-GG1 A2	3.84	06/10/36	5,674,061
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP1 A2	4.63	03/15/46	4,961,075
1,935,551	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A1(a)	4.33	07/15/42	1,917,961
4,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A2	4.58	07/15/42	3,950,069
3,014,949	Mortgage Capital Funding, Inc., 1996-MC1 C	7.80	06/15/28	3,034,330
2,884,356	Mortgage Capital Funding, Inc., 2005-HQ5 A1	4.52	01/14/42	2,873,582

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $30,598,656)			29,539,313

U.S. GOVERNMENT AGENCY BONDS & NOTES — 15.23%
	FANNIE MAE — 4.71%
13,000,000		3.00	11/22/06	12,802,556
3,000,000		3.63	01/19/07	2,971,575
2,100,000		3.55	01/17/08	2,059,628

				17,833,759

See Notes to Financial Statements.

27

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Short-Term Government Securities Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT AGENCY BONDS & NOTES — (continued)
	FEDERAL HOME LOAN BANK — 5.46%
$11,500,000		3.38%	09/14/07	$11,288,411
2,500,000		3.88	02/15/08	2,468,868
7,000,000		4.40	07/28/08	6,944,945

				20,702,224

	FREDDIE MAC — 5.06%
6,000,000		4.50	08/22/07	5,994,846
13,250,000	MTN	2.15	02/17/06	13,161,013

				19,155,859

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $58,318,522)			57,691,842

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 13.56%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.51%
629,669	Pool # C68593	7.00	11/01/28	660,332
1,288,941	Pool #1B2846 ARM(a)	4.95	04/01/35	1,288,916

				1,949,248

	FEDERAL NATIONAL MORTGAGE ASSOCIATION —12.32%
1,355,690	Pool # 253509	7.50	11/01/15	1,433,825
3,167,581	Pool # 254475	6.50	10/01/17	3,276,648
1,099,005	Pool # 323572	7.50	01/01/29	1,166,168
1,757,174	Pool # 323597	6.50	01/01/29	1,814,835
2,763,278	Pool # 375575	6.60	12/01/07	2,839,615
563,891	Pool # 516210	8.00	08/01/14	606,909
24,435	Pool # 517390	8.00	11/01/11	25,979
556,218	Pool # 535377	8.00	06/01/15	596,401
438,960	Pool # 535981	8.00	01/01/16	470,672
423,092	Pool # 545362 ARM(a)	5.86	12/01/31	427,341
2,475,652	Pool # 634195	7.50	10/01/28	2,626,945
4,031,892	Pool # 766684 ARM(a)	4.42	03/01/34	4,016,199
5,048,240	Pool # 770870 ARM(a)	4.31	04/01/34	5,020,284
3,380,922	Pool # 780840	4.50	06/01/34	3,360,789
6,165,238	Pool # 786076 ARM(a)	4.78	07/01/34	6,150,848
8,479,229	Pool # 786423 ARM(a)	4.61	07/01/34	8,434,030
4,390,521	Pool # 805386 ARM(a)	4.91	01/01/35	4,387,461

				46,654,949

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.73%
461,976	Pool # 780240	8.50	09/15/09	475,363
109,956	Pool # 780752	8.50	04/15/10	110,289
652,834	Pool # 781036	8.00	10/15/17	697,166
735,567	Pool # 781181	9.00	12/15/09	771,102
197,818	Pool # 80385(a)	4.25	03/20/30	201,118
522,166	Pool # 8378(a)	3.75	07/20/18	527,199

				2,782,237

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $52,042,867)			51,386,434

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT SECURITIES — 30.45%
	U.S. TREASURY INFLATION PROTECTED BONDS — 3.04%
$9,000,000		3.63%	01/15/08	$11,522,476

	U.S. TREASURY NOTES — 27.41%
5,000,000	(b)	3.75	03/31/07	4,967,970
7,150,000		4.38	05/15/07	7,173,738
51,000,000		3.88	07/31/07	50,729,087
41,000,000		4.13	08/15/08	40,939,156

				103,809,951

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $115,901,435)			115,332,427

Shares
REGISTERED INVESTMENT COMPANIES — 0.93%
1,764,734	Dreyfus Government Cash Management Fund			1,764,734
1,764,736	Fidelity U.S. Treasury II Fund			1,764,736

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $3,529,470)			3,529,470

TOTAL INVESTMENTS (Cost $385,972,816)	100.56%	$380,949,564
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.56)	(2,103,037)

NET ASSETS	100.00%	$378,846,527

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

ARM—Adjustable Rate Mortgage

MTN—Medium Term Note

Step Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005.

See Notes to Financial Statements.

28

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Short-Term Government Securities Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	59.24%	$224,410,703
Collateralized Mortgage Obligations	28.24	106,996,778
Commercial Mortgage-Backed Securities	7.80	29,539,313
Asset Backed Securities	4.35	16,473,300
Registered Investment Company	0.93	3,529,470

Total Investments	100.56%	$380,949,564
Other Assets and Liabilities (Net)	(0.56)	(2,103,037)

Net Assets	100.00%	$378,846,527

See Notes to Financial Statements.

29

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Short-Term Tax-Exempt Securities Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 16.70%
$8,000,000	Detroit, Michigan, Water Supply System Revenue Bonds, Series C, (FGIC) (SPA: FGIC-SPI)(a)	2.76%	07/01/29	$8,000,000
8,000,000	Michigan Technological University Revenue Bonds, Series A, (AMBAC) (SPA: Bank of America)(a)	2.74	10/01/18	8,000,000
6,000,000	University of Missouri Revenue Bonds, Series B(a)	2.80	11/01/30	6,000,000
7,000,000	Valdez, Alaska, Marine Revenue Bonds, Series A(a)	2.83	06/01/37	7,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $29,000,000)			29,000,000

TAX-EXEMPT SECURITIES — 70.87%
8,000,000	California State Economic Recovery General Obligation Bonds, Series A	5.00	07/01/07	8,281,120
8,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series A	5.00	06/01/07	8,257,520
4,180,000	Georgia Municipal Electric Authority Revenue Bonds, Project 1-Sub-Series E, (MBIA)	5.00	01/01/09	4,401,624
6,000,000	Georgia State Road & Thruway Authority Revenue Bonds	4.00	10/01/07	6,118,500
5,000,000	Massachusetts State General Obligation Bonds, Series B	4.00	08/01/06	5,044,600
15,000,000	Memphis, Tennessee, Electric System Revenue Bonds, Series A, (FSA)	5.00	12/01/07	15,595,650
5,000,000	Montgomery County, Maryland, General Obligation Bonds, Series A	5.00	11/01/07	5,205,500

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES —(continued)
$5,000,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Series B	4.00%	11/15/05	$5,006,825
7,405,000	New Jersey Economic Development Authority Revenue Bonds, Series F	5.00	06/15/07	7,636,406
10,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Future Tax, Sub-Series D1	5.00	11/01/07	10,400,700
7,000,000	Ohio State Water Development Authority Revenue Bonds	5.00	12/01/11	7,584,710
5,000,000	Seattle, Washington, Municipal Light & Power Revenue Bonds, (FSA)	5.00	11/01/06	5,108,350
3,995,000	South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A	5.00	10/01/09	4,268,458
5,000,000	Texas State General Obligation Bonds, Tax and Revenue Anticipation Note	4.50	08/31/06	5,066,700
5,000,000	Texas State Public Finance Authority General Obligation Bonds, Series A(b)	5.25	10/01/07	5,209,700
15,000,000	Texas State Public Finance Authority Revenue Bonds, Series A, (FSA)	5.00	12/15/07	15,612,449
4,000,000	Virginia Commonwealth Transportation Board Revenue Bonds, Federal Highway Reimbursement Anticipation Note	5.00	10/01/09	4,262,960

	TOTAL TAX-EXEMPT SECURITIES (Cost $124,573,632)			123,061,772

TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT — 6.91%
4,000,000	New York State Housing Finance Agency Service Revenue Bonds, Series E (BNP Paribas)(a)	2.74	03/15/27	4,000,000

See Notes to Financial Statements.

30

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Short-Term Tax-Exempt Securities Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$8,000,000	Southwest Texas Higher Education Authority, Inc., Southern Methodist University Revenue Bonds (Landesbank Hessen)(a)	2.83%	07/01/15	$8,000,000

	TOTAL TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $12,000,000)			12,000,000

TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — 6.10%
5,000,000	Chicago, Illinois, Neighborhoods Alive 21 Program, General Obligation Bonds, (FGIC) (Prerefunded 01/01/11 @ 100)	5.50	01/01/36	5,514,850
595,000	New Jersey Economic Development Authority Revenue Bonds, Series F (Escrowed to Maturity)	5.00	06/15/07	615,290
4,000,000	University of Washington, Student Facilities Revenue Bonds, (FSA) (Prerefunded 06/01/10 @ 101)(b)	5.75	06/01/25	4,457,560

	TOTAL TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS (Cost $10,638,355)			10,587,700

Shares
REGISTERED INVESTMENT COMPANIES — 0.15%
1	BlackRock Muni Fund			1
264,868	Dreyfus Tax Exempt Cash Fund			264,868

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $264,869)			264,869

TOTAL INVESTMENTS (Cost $176,476,856)	100.73%	$174,914,341
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.73)	(1,266,915)

NET ASSETS	100.00%	$173,647,426

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FGIC—SPI—Financial Guaranty Insurance Corp. Securities Purchase, Inc.

FSA—Financial Security Assurance

SPA—Standby Purchase Agreement

Notes

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2005, approximately 13% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

See Notes to Financial Statements.

31

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Short-Term Tax-Exempt Securities Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

State Diversification	% of Net Assets	Market Value
Texas	19.50%	$33,888,849
New York	11.18	19,407,525
Michigan	9.21	16,000,000
Tennessee	8.98	15,595,650
Georgia	6.06	10,520,124
Washington	5.51	9,565,910
California	4.77	8,281,120
Florida	4.76	8,257,520
New Jersey	4.75	8,251,696
Ohio	4.37	7,584,710
Alaska	4.03	7,000,000
Missouri	3.46	6,000,000
Illinois	3.18	5,514,850
Maryland	3.00	5,205,500
Massachusetts	2.91	5,044,600
South Carolina	2.46	4,268,458
Virginia	2.45	4,262,960
Registered Investment Company	0.15	264,869

Total Investments	100.73%	$174,914,341
Other Assets and Liabilities (Net)	(0.73)	(1,266,915)

Net Assets	100.00%	$173,647,426

See Notes to Financial Statements.

32

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Excelsior Funds

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

	California Short-Intermediate Term Tax-Exempt Income Fund	Core Bond Fund	High Yield Fund	Intermediate- Term Bond Fund
ASSETS:
Investments, at cost-see accompanying portfolios	$67,489,517	$232,504,455	$170,546,048	$441,280,135

Investments, at value (Note 1)	$68,281,612	$233,319,232	$168,616,056	$439,276,714
Cash	—	—	46,869	—
Interest receivable	723,321	1,583,295	3,792,384	3,228,508
Receivable for investments sold	—	8,586,980	4,074,361	2,169,051
Receivable for fund shares sold	312,188	1,216,968	430,999	2,078,200
Prepaid expenses and other assets	2,843	—	—	—

Total Assets	69,319,964	244,706,475	176,960,669	446,752,473

LIABILITIES:
Payable for dividends declared	172,850	812,114	944,564	1,390,215
Payable for investments purchased	1,662,330	12,243,810	2,680,000	527,767
Payable for fund shares redeemed	18,029	131,673	219,488	500,309
Investment advisory fees payable (Note 2)	—	73,556	81,636	107,729
Administration fees payable (Note 2)	6,786	28,854	22,214	55,331
Shareholder servicing fees payable (Note 2)	7,173	24,268	29,288	56,541
Directors’/ Trustees’ fees and expenses payable (Note 2)	103	187	53	208
Accrued expenses and other payables	25,678	85,870	62,153	97,776

Total Liabilities	1,892,949	13,400,332	4,039,396	2,735,876

NET ASSETS	$67,427,015	$231,306,143	$172,921,273	$444,016,597

NET ASSETS consist of:
Undistributed (distributions in excess of) net investment income	$506	$(101,151)	$(1,019,208)	$(507,829)
Accumulated net realized gain (loss) on investment	(975)	3,684,959	(64,343,110)	1,457,054
Unrealized appreciation (depreciation) of investments	792,095	814,777	(1,929,992)	(2,003,421)
Par value (Note 5)	9,292	25,249	380	62,023
Paid in capital in excess of par value	66,626,097	226,882,309	240,213,203	445,008,770

Net Assets	$67,427,015	$231,306,143	$172,921,273	$444,016,597

Net Assets:
Shares	$67,427,015	$231,305,126	$156,806,508	$444,016,597
Institutional Shares	—	—	16,114,765	—
Retirement Shares	—	1,017	—	—
Shares Outstanding (Note 5):
Shares	9,292,199	25,248,711	34,483,319	62,023,025
Institutional Shares	—	—	3,545,614	—
Retirement Shares	—	111	—	—
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding)
Shares	$7.26	$9.16	$4.55	$7.16

Institutional Shares	—	—	$4.54	—

Retirement Shares	—	$9.16	—	—

See Notes to Financial Statements.

Intermediate- Term Tax-Exempt Fund	Long-Term Tax-Exempt Fund	New York Intermediate-Term Tax-Exempt Fund	Short-Term Government Securities Fund	Short-Term Tax-Exempt Securities Fund

$346,669,629	$60,886,767	$141,207,441	$385,972,816	$176,476,856

$353,278,860	$61,897,848	$141,607,477	$380,949,564	$174,914,341
5,104	—	—	—	—
4,250,065	581,923	1,593,800	1,869,241	1,959,058
10,063,455	—	—	—	5,512,887
603,992	27,776	331,385	911,936	322,611
—	—	3,108	—	—

368,201,476	62,507,547	143,535,770	383,730,741	182,708,897

884,427	141,673	288,182	1,126,885	256,677
7,828,179	1,660,305	4,344,000	2,992,239	8,693,813
42,389	33,815	11,394	470,822	5,417
58,548	14,110	37,127	55,679	19,209
44,813	7,656	17,248	47,520	21,877
66,454	14,458	20,860	79,642	11,716

409	164	168	256	22
86,036	30,318	37,747	111,171	52,740

9,011,255	1,902,499	4,756,726	4,884,214	9,061,471

$359,190,221	$60,605,048	$138,779,044	$378,846,527	$173,647,426

$408	$2,017	$—	$(1,477,140)	$(1,741)
367,896	(29,723)	1,747,105	(8,449,203)	(805,307)

6,609,231	1,011,081	400,036	(5,023,252)	(1,562,515)
38,102	5,986	15,863	54,332	24,371
352,174,584	59,615,687	136,616,040	393,741,790	175,992,618

$359,190,221	$60,605,048	$138,779,044	$378,846,527	$173,647,426

$359,190,221	$60,605,048	$138,779,044	$378,846,527	$173,647,426
—	—	—	—	—
—	—	—	—	—

38,101,520	5,986,002	15,862,859	54,331,953	24,370,585
—	—	—	—	—
—	—	—	—	—

$9.43	$10.12	$8.75	$6.97	$7.13

—	—	—	—	—

—	—	—	—	—

See Notes to Financial Statements.

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2005 (Unaudited)

	California Short-Intermediate Term Tax-Exempt Income Fund	Core Bond Fund	High Yield Fund	Intermediate- Term Bond Fund
INVESTMENT INCOME:
Interest	$1,136,123	$5,370,493	$6,631,868	$8,856,538
Dividend	33,445	129,269	—	282,951

Total Income	1,169,568	5,499,762	6,631,868	9,139,489

EXPENSES:
Investment advisory fees (Note 2)	162,648	848,065	685,449	754,055
Administration fees (Note 2)	49,138	170,808	129,426	325,443
Shareholder servicing fees- Shares (Note 2)	81,272	282,547	195,364	538,274
Distribution and shareholder servicing fees- Retirement Shares (Note 2)	—	4	—	—
Legal and audit fees	14,771	23,336	20,885	41,262
Custodian fees	5,271	10,959	4,958	13,512
Transfer agent fees	6,257	56,586	17,892	16,045
Directors’/ Trustees’ fees and expenses (Note 2)	1,399	4,891	3,800	9,271
Miscellaneous expenses	19,494	33,974	38,466	47,360

Total Expenses	340,250	1,431,170	1,096,240	1,745,222
Fees waived and reimbursed by:
Investment adviser (Note 2)	(162,648)	(413,490)	(215,621)	(270,799)
Administrator (Note 2)	(14,953)	—	—	—

Net Expenses	162,649	1,017,680	880,619	1,474,423

NET INVESTMENT INCOME	1,006,919	4,482,082	5,751,249	7,665,066

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1)
Net realized gain (loss) on security transactions	—	1,771,364	(3,058,524)	441,569
Change in unrealized appreciation (depreciation) of investments during the period	(148,622)	(1,828,746)	(1,457,510)	(227,630)

Net realized and unrealized gain (loss) on investments	(148,622)	(57,382)	(4,516,034)	213,939

Net increase in net assets resulting from operations	$858,297	$4,424,700	$1,235,215	$7,879,005

See Notes to Financial Statements.

Intermediate- Term Tax-Exempt Fund	Long-Term Tax-Exempt Fund	New York Intermediate- Term Tax-Exempt Fund	Short-Term Government Securities Fund	Short-Term Tax-Exempt Securities Fund

$6,308,467	$1,125,225	$2,295,593	$6,187,222	$2,317,153
42,867	14,679	25,356	192,916	38,741

6,351,334	1,139,904	2,320,949	6,380,138	2,355,894

622,420	155,831	351,291	588,691	303,003
268,631	47,079	106,130	296,418	152,570
444,443	71,967	175,532	490,574	252,305

—	—	—	—	—
35,494	14,568	19,970	36,088	24,846
8,948	3,471	6,115	10,155	5,313
12,644	11,178	7,650	46,049	7,943
7,751	1,400	3,083	8,787	5,016
34,810	13,825	19,861	43,959	26,403

1,435,141	319,319	689,632	1,520,721	777,399

(279,229)	(69,988)	(127,565)	(311,214)	(171,396)
—	—	—	—	—

1,155,912	249,331	562,067	1,209,507	606,003

5,195,422	890,573	1,758,882	5,170,631	1,749,891

—	232,599	(78,133)	(1,041,684)	(415,919)

528,676	150,060	708,976	765,422	442,461

528,676	382,659	630,843	(276,262)	26,542

$5,724,098	$1,273,232	$2,389,725	$4,894,369	$1,776,433

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets

	California Short-Intermediate Term Tax-Exempt Income Fund		Core Bond Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Net investment income	$1,006,919	$2,022,209	$4,482,082	$10,538,687
Net realized gain (loss) on security transactions	—	(311)	1,771,364	3,809,789
Change in unrealized appreciation (depreciation) of investments during the period	(148,622)	(1,976,428)	(1,828,746)	(9,984,664)

Net increase in net assets resulting from operations	858,297	45,470	4,424,700	4,363,812

Distributions to shareholders:
From net investment income
Shares	(1,008,072)	(2,021,815)	(4,592,958)	(10,706,658)
Institutional Shares	—	—	—	—
Retirement Shares	—	—	(19)	(4)
From net realized gain on investment
Shares	—	—	—	(1,392,832)

Total distributions	(1,008,072)	(2,021,815)	(4,592,977)	(12,099,494)

Increase (decrease) in net assets from fund share transactions (Note 5)	4,627,699	(1,968,940)	19,541,434	(49,358,178)

Net increase (decrease) in net assets	4,477,924	(3,945,285)	19,373,157	(57,093,860)

NET ASSETS:
Beginning of period	62,949,091	66,894,376	211,932,986	269,026,846

End of period (1)	$67,427,015	$62,949,091	$231,306,143	$211,932,986

(1) Including undistributed (distributions in excess of) net investment income	$506	$1,659	$(101,151)	$9,744

See Notes to Financial Statements.

High Yield Fund		Intermediate-Term Bond Fund		Intermediate-Term Tax-Exempt Fund
Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
$5,751,249	$12,382,052	$7,665,066	$13,952,666	$5,195,422	$9,734,186

(3,058,524)	1,684,436	441,569	1,414,970	—	374,010

(1,457,510)	(3,437,364)	(227,630)	(14,217,960)	528,676	(10,001,492)

1,235,215	10,629,124	7,879,005	1,149,676	5,724,098	106,704

(5,137,726)	(10,208,446)	(8,281,266)	(14,239,514)	(5,199,439)	(9,735,305)
(508,717)	(1,404,626)	—	—	—	—
—	—	—	—	—	—

—	—	—	(572,247)	—	(1,550,278)

(5,646,443)	(11,613,072)	(8,281,266)	(14,811,761)	(5,199,439)	(11,285,583)

7,885,433	(3,685,731)	34,026,497	10,787,119	9,125,764	(26,905,099)

3,474,205	(4,669,679)	33,624,236	(2,874,966)	9,650,423	(38,083,978)

169,447,068	174,116,747	410,392,361	413,267,327	349,539,798	387,623,776

$172,921,273	$169,447,068	$444,016,597	$410,392,361	$359,190,221	$349,539,798

$(1,019,208)	$1,124,014	$(507,829)	$108,371	$408	$4,425

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets — (continued)

	Long-Term Tax-Exempt Fund		New York Intermediate-Term Tax-Exempt Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Net investment income	$890,573	$1,807,013	$1,758,882	$3,795,659
Net realized gain (loss) on security transactions	232,599	285,872	(78,133)	2,398,438
Change in unrealized appreciation (depreciation) of investments during the period	150,060	(549,586)	708,976	(5,684,669)

Net increase (decrease) in net assets resulting from operations	1,273,232	1,543,299	2,389,725	509,428

Distributions to shareholders:
From net investment income
Shares	(890,082)	(1,805,611)	(1,761,642)	(3,794,893)
From net realized gain on investment
Shares	—	—	—	(1,466,615)

Total distributions	(890,082)	(1,805,611)	(1,761,642)	(5,261,508)

Decrease in net assets from fund share transactions (Note 5)	(2,595,239)	(9,703,641)	(101,945)	(35,102,085)

Net increase (decrease) in net assets	(2,212,089)	(9,965,953)	526,138	(39,854,165)

NET ASSETS:
Beginning of period	62,817,137	72,783,090	138,252,906	178,107,071

End of period (1)	$60,605,048	$62,817,137	$138,779,044	$138,252,906

(1) Including undistributed (distributions in excess of) net investment income	$2,017	$1,526	$—	$2,760

See Notes to Financial Statements.

Short-Term Government Securities Fund		Short-Term Tax-Exempt Securities Fund
Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
$5,170,631	$11,334,520	$1,749,891	$3,403,244

(1,041,684)	(3,590,260)	(415,919)	(389,388)

765,422	(7,603,787)	442,461	(3,435,518)

4,894,369	140,473	1,776,433	(421,662)

(6,683,187)	(13,634,235)	(1,756,958)	(3,408,178)

—	—	—	(50,253)

(6,683,187)	(13,634,235)	(1,756,958)	(3,458,431)

(21,882,462)	(53,206,126)	(65,432,084)	(117,663,509)

(23,671,280)	(66,699,888)	(65,412,609)	(121,543,602)

402,517,807	469,217,695	239,060,035	360,603,637

$378,846,527	$402,517,807	$173,647,426	$239,060,035

$(1,477,140)	$35,416	$(1,741)	$5,326

See Notes to Financial Statements.

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income		Distributions From Net Realized Gain on Investments	Total Distributions
CALIFORNIA SHORT-INTERMEDIATE TERM TAX-EXEMPT INCOME FUND
Shares — (10/01/96*)
Six Months Ended September 30, 2005 (Unaudited)	$7.27	$0.11	(2)	$(0.01)		$0.10	$(0.11)		—	$(0.11)
Year Ended March 31,
2005	7.49	0.23	(2)	(0.22)		0.01	(0.23)		—	(0.23)
2004	7.49	0.24		—		0.24	(0.24)		—	(0.24)
2003	7.27	0.25		0.22		0.47	(0.25)		— (3)	(0.25)
2002	7.30	0.26		(0.02)		0.24	(0.26)		$(0.01)	(0.27)
2001	7.07	0.26		0.23		0.49	(0.26)		—	(0.26)
CORE BOND FUND
Shares — (9/1/86*)
Six Months Ended September 30, 2005 (Unaudited)	$9.15	$0.18	(2)	$0.02		$0.20	$(0.19)		—	$(0.19)
Year Ended March 31,
2005	9.43	0.37	(2)	(0.23)		0.14	(0.37)		$(0.05)	(0.42)
2004	9.43	0.38		0.14		0.52	(0.38)		(0.14)	(0.52)
2003	8.95	0.47		0.50		0.97	(0.48)		(0.01)	(0.49)
2002	9.11	0.49		(0.10)		0.39	(0.50)		(0.05)	(0.55)
2001	8.55	0.50		0.56		1.06	(0.50)		—	(0.50)
HIGH YIELD FUND
Shares — (10/31/00*)
Six Months Ended September 30, 2005 (Unaudited)	$4.67	$0.15	(2)	$(0.12)		$0.03	$(0.15)		—	$(0.15)
Year Ended March 31,
2005	4.71	0.34	(2)	(0.08)		0.26	(0.30)		—	(0.30)
2004	3.99	0.35	(2)	0.71	(2)	1.06	(0.34	)(6)	—	(0.34)
2003	6.20	0.88	(2)	(1.54	)(2)	(0.66)	(1.55	)(7)	—	(1.55)
2002	7.26	1.08		(1.01)		0.07	(1.09)		$(0.04)	(1.13)
Period Ended March 31, 2001	7.00	0.27		0.26		0.53	(0.27)		—	(0.27)
INTERMEDIATE-TERM BOND FUND
Shares — (12/31/92*)
Six Months Ended September 30, 2005 (Unaudited)	$7.16	$0.13	(2)	$0.01		$0.14	$(0.14)		—	$(0.14)
Year Ended March 31,
2005	7.40	0.26	(2)	(0.22)		0.03	(0.26)		$(0.01)	(0.27)
2004	7.39	0.26		0.11		0.37	(0.26)		(0.10)	(0.36)
2003	7.10	0.37		0.36		0.73	(0.40)		(0.04)	(0.44)
2002	7.18	0.39		(0.06)		0.33	(0.39)		(0.02)	(0.41)
2001	6.77	0.42		0.41		0.83	(0.42)		—	(0.42)
INTERMEDIATE-TERM TAX-EXEMPT FUND
Shares — (12/03/85*)
Six Months Ended September 30, 2005 (Unaudited)	$9.41	$0.14	(2)	$0.02		$0.16	$(0.14)		—	$(0.14)
Year Ended March 31,
2005	9.69	0.26	(2)	(0.24)		0.02	(0.26)		$(0.04)	(0.30)
2004	9.88	0.26		0.15		0.41	(0.26)		(0.34)	(0.60)
2003	9.39	0.31		0.55		0.86	(0.31)		(0.06)	(0.37)
2002	9.57	0.35		(0.12)		0.23	(0.35)		(0.06)	(0.41)
2001	9.06	0.38		0.51		0.89	(0.38)		—	(0.38)

* Commencement of operations.

(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes, per share amounts are based on average shares outstanding.
(3)	Amount represents less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a tax return of capital of $(0.08).
(7)	Includes a tax return of capital of $(0.51).

See Notes to Financial Statements.

Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate	Fee Waivers (Note 2)

$7.26	$1.42	%(4)	$67,427	0.50	%(5)	1.05	%(5)	3.10	%(5)	6%	$0.02	(2)

7.27	0.20%		62,949	0.50%		1.05%		3.18%		10%	0.04	(2)
7.49	3.19%		66,894	0.50%		0.90%		3.14%		15%	0.03
7.49	6.59%		66,194	0.46%		0.50%		3.36%		9%	—	(3)
7.27	3.32%		58,230	0.50%		0.87%		3.55%		4%	0.03
7.30	7.09%		54,605	0.50%		0.97%		3.69%		6%	0.03

$9.16	$2.16	%(4)	$231,305	0.90	%(5)	1.27	%(5)	3.96	%(5)	51%	$0.02	(2)

9.15	1.55%		211,932	0.90%		1.27%		3.99%		90%	0.03	(2)
9.43	5.74%		269,027	0.87%		1.11%		4.06%		84%	0.02
9.43	11.07%		293,182	0.84%		0.95%		5.10%		120%	0.01
8.95	4.34%		247,804	0.87%		1.04%		5.39%		129%	0.02
9.11	12.80%		252,173	0.88%		1.01%		5.81%		99%	0.01

$4.55	$0.70	%(4)	$156,807	1.05	%(5)	1.30	%(5)	6.69	%(5)	29%	$0.01	(2)

4.67	5.54%		156,139	1.04%		1.30%		6.50%		70%	0.01	(2)
4.71	27.45%		151,476	1.05%		1.36%		7.79%		170%	0.01
3.99	(10.49%)		131,342	1.08%		1.35%		18.06%		153%	0.01
6.20	1.27%		172,890	1.03%		1.35%		17.56%		310%	0.02
7.26	7.76	%(4)	57,670	1.05	%(5)	1.55	%(5)	9.43	%(5)	169%	0.01

$7.16	$1.94	%(4)	$444,017	0.68	%(5)	0.81	%(5)	3.56	%(5)	33%	—	(2)(3)

7.16	0.45%		410,392	0.60%		0.81%		3.53%		59%	$0.02	(2)
7.40	5.25%		413,267	0.56%		0.69%		3.56%		85%	0.01
7.39	10.50%		404,627	0.53%		0.69%		4.56%		98%	0.01
7.10	4.60%		273,267	0.52%		0.69%		5.47%		117%	0.01
7.18	12.73%		219,600	0.56%		0.69%		6.11%		108%	0.01

$9.43	$1.69	%(4)	$359,190	0.65	%(5)	0.81	%(5)	2.92	%(5)	—	$0.01	(2)

9.41	0.20%		349,540	0.65%		0.81%		2.69%		—	0.02	(2)
9.69	4.19%		387,624	0.56%		0.63%		2.60%		31%	0.01
9.88	9.31%		407,102	0.51%		0.59%		3.15%		48%	0.01
9.39	2.41%		370,018	0.52%		0.64%		3.67%		67%	0.01
9.57	10.07%		341,170	0.57%		0.64%		4.17%		84%	0.01

See Notes to Financial Statements.

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios — (continued)

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments	Total Distributions
LONG-TERM TAX-EXEMPT FUND
Shares — (02/05/86*)
Six Months Ended September 30, 2005 (Unaudited)	$10.07	$0.15	(2)	$0.05	$0.20	$(0.15)	—	$(0.15)
Year Ended March 31,
2005	10.08	0.27	(2)	(0.01)	0.27	(0.28)	—	(0.28)
2004	9.95	0.26		0.13	0.39	(0.26)	—	(0.26)
2003	9.48	0.29		0.47	0.76	(0.29)	—	(0.29)
2002	9.62	0.36		(0.14)	0.22	(0.36)	—	(0.36)
2001	8.99	0.40		0.63	1.03	(0.40)	—	(0.40)
NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND
Shares — (5/31/90*)
Six Months Ended September 30, 2005 (Unaudited)	$8.71	$0.11	(2)	$0.04	$0.15	$(0.11)	—	$(0.11)
Year Ended March 31,
2005	8.97	0.22	(2)	(0.17)	0.05	(0.22)	$(0.09)	(0.31)
2004	9.12	0.22		0.14	0.36	(0.22)	(0.29)	(0.51)
2003	8.74	0.27		0.51	0.78	(0.27)	(0.13)	(0.40)
2002	8.83	0.31		(0.09)	0.22	(0.31)	—	(0.31)
2001	8.34	0.33		0.49	0.82	(0.33)	—	(0.33)
SHORT-TERM GOVERNMENT SECURITIES FUND
Shares — (12/31/92*)
Six Months Ended September 30, 2005 (Unaudited)	$7.00	$0.09	(2)	— (5)	$0.09	$(0.12)	—	$(0.12)
Year Ended March 31,
2005	7.22	0.18	(2)	$(0.18)	—	(0.22)	—	(0.22)
2004	7.31	0.16		(0.03)	0.13	(0.20)	$(0.02)	(0.22)
2003	7.11	0.26		0.25	0.51	(0.26)	(0.05)	(0.31)
2002	7.09	0.33		0.05	0.38	(0.34)	(0.02)	(0.36)
2001	6.87	0.39		0.22	0.61	(0.39)	—	(0.39)
SHORT-TERM TAX-EXEMPT SECURITIES FUND
Shares — (12/31/92*)
Six Months Ended September 30, 2005 (Unaudited)	$7.13	$0.06	(2)	— (5)	$0.06	$(0.06)	—	$(0.06)
Year Ended March 31,
2005	7.22	0.09	(2)	$(0.09)	—	(0.09)	— (5)	(0.09)
2004	7.20	0.08		0.02	0.10	(0.08)	—	(0.08)
2003	7.17	0.12		0.03	0.15	(0.12)	—	(0.12)
2002	7.15	0.20		0.03	0.23	(0.20)	$(0.01)	(0.21)
2001	7.02	0.28		0.13	0.41	(0.28)	—	(0.28)

* Commencement of operations.

(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes, per share amounts are based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate	Fee Waivers (Note 2)

$10.12	1.94	%(3)	$60,605	0.80	%(4)	1.02	%(4)	2.86	%(4)	15%	$0.01	(2)

10.07	2.68%		62,817	0.80%		1.05%		2.74%		87%	0.03	(2)
10.08	4.01%		72,783	0.73%		0.80%		2.64%		111%	0.01
9.95	8.12%		94,965	0.70%		0.77%		2.99%		51%	0.01
9.48	2.29%		115,178	0.72%		0.82%		3.66%		35%	0.01
9.62	11.69%		135,515	0.77%		0.83%		4.33%		60%	0.01

$8.75	1.73	%(3)	$138,779	0.80	%(4)	0.98	%(4)	2.50	%(4)	4%	$0.01	(2)

8.71	0.52%		138,253	0.80%		0.98%		2.46%		15%	0.02	(2)
8.97	4.06%		178,107	0.68%		0.73%		2.41%		42%	—	(3)
9.12	8.96%		187,400	0.67%		0.72%		2.96%		43%	—	(3)
8.74	2.54%		178,608	0.67%		0.72%		3.53%		45%	—
8.83	10.02%		144,421	0.73%		0.75%		3.90%		39%	—

$6.97	1.29	%(3)	$378,847	0.62	%(4)	0.77	%(4)	2.63	%(4)	55%	$0.01	(2)

7.00	0.01%		402,518	0.60%		0.79%		2.57%		106%	0.01	(2)
7.22	1.90%		469,218	0.53%		0.67%		2.26%		231%	0.01
7.31	7.27%		499,519	0.49%		0.64%		3.22%		170%	0.01
7.11	5.35%		193,780	0.51%		0.61%		4.33%		75%	0.01
7.09	9.14%		75,694	0.57%		0.67%		5.59%		118%	0.01

$7.13	0.88	%(3)	$173,647	0.60	%(4)	0.77	%(4)	1.73	%(4)	30%	$0.01	(2)

7.13	(0.01)%		239,060	0.60%		0.76%		1.21%		10%	0.01	(2)
7.22	1.40%		360,604	0.47%		0.59%		1.12%		99%	0.01
7.20	2.04%		291,282	0.46%		0.58%		1.57%		31%	0.01
7.17	3.20%		165,690	0.48%		0.55%		2.60%		111%	0.01
7.15	5.94%		83,336	0.58%		0.65%		3.97%		42%	—

See Notes to Financial Statements.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies:

Excelsior Funds, Inc. (“Excelsior Fund”) was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) was incorporated under the laws of the State of Maryland on August 8, 1984. Excelsior Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as open-ended diversified management investment companies with the exception of California Short-Intermediate Term Tax-Exempt Income Fund (formerly California Tax-Exempt Income Fund), New York Intermediate-Term Tax-Exempt Fund, New York Tax-Exempt Money Fund, Energy and Natural Resources Fund and Real Estate Fund, each of which are non-diversified.

Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust currently offer shares in fifteen, seven and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Core Bond Fund (formerly Managed Income Fund), Intermediate-Term Bond Fund (formerly Intermediate-Term Managed Income Fund) and Short-Term Government Securities Fund, portfolios of Excelsior Fund, California Short-Intermediate Term Tax-Exempt Income Fund, Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Short-Term Tax-Exempt Securities Fund, portfolios of Excelsior Tax-Exempt Fund, and High Yield Fund, a portfolio of the Trust (collectively, the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Core Bond Fund offers two classes of shares: Shares and Retirement Shares. The High Yield Fund offers two classes of shares: Shares and Institutional Shares. The Financial Highlights of the Institutional shares and Retirement Shares as well as the financial statements for the remaining portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust are presented separately.

(a) Portfolio valuation:

Investments in securities that are traded on recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase (or at its market value 61 days before maturity) and thereafter assumes a constant amortization to maturity of any bond premium or discount. Securities and other assets for which market quotations are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors with regard to Excelsior Fund and Excelsior Tax-Exempt Fund and the Board of Trustees with regard to the Trust. The Funds have engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets.

Investments in securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event has occurred subsequent to the close of such foreign exchange and prior to the time at which the Fund’s net asset value is determined, then such securities are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors with regard to Excelsior Fund and Excelsior Tax-Exempt Fund and the Board of Trustees with regard to the Trust.

Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

(b) Concentration of risks:

The High Yield Fund is subject to special risks associated with investments in high yield bonds, which involve greater risk of default or downgrade and are more volatile than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the security.

At September 30, 2005, approximately, 96% of the net assets of the California Short-Intermediate Term Tax-Exempt Income Fund is invested in California municipal securities and 95% of the net assets of the New York Intermediate-Term Tax-Exempt Fund is invested in New York municipal securities. Economic changes affecting the states and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

(c) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed of the dividend.

(d) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(e) TBA purchase commitments:

The Core Bond Fund, High Yield Fund, Intermediate-Term Bond Fund and Short-Term Government Securities Fund may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve risk of loss if the value of the security to be purchased declines prior to settlement date. The Funds must maintain liquid securities having a value not less than the purchase price (including accrued interest) for such purchase commitments. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

(f) Mortgage dollar rolls:

Certain Funds may enter into mortgage dollar rolls (principally in securities referred to as TBA, (see note 1(e)) in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation in consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less that the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to repurchase may decline below the agreed upon repurchase price of those securities.

(g) Distributions to shareholders:

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.

(h) Expense allocation:

Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets. Expenses attributable to a specific class of shares, such as shareholder servicing fees, are charged directly to that class.

2.    Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

United States Trust Company of New York (“U.S. Trust NY”) and U.S. Trust Company, N.A. (together, the “Adviser” or “U.S. Trust”), acting through their respective registered investment advisory divisions, U.S. Trust NY Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to the Funds. For the services provided pursuant to the Investment Advisory Agreements, the Adviser receives a fee, computed daily and paid monthly based on the average daily net assets of each Fund, as follows:

California Short-Intermediate Term Tax-Exempt Income Fund	0.50%
Core Bond Fund	0.75%
High Yield Fund	0.80%
Intermediate-Term Bond Fund	0.35%
Intermediate-Term Tax-Exempt Fund	0.35%
Long-Term Tax-Exempt Fund	0.50%
New York Intermediate-Term Tax-Exempt Fund	0.50%
Short-Term Government Securities Fund	0.30%
Short-Term Tax-Exempt Securities Fund	0.30%

U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

U.S. Trust Company, N.A., and BISYS Fund Services Ohio, Inc. (collectively, the “Administrators”) provide administrative services to the Funds. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Emerging Markets Fund, International Equity Fund, International Fund and Pacific/Asia Fund. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. For the six months ended September 30, 2005, administration fees charged to the Funds were as follows:

	Administration Fees	Waiver Administration Fees	Net Administration Fees
California Short-Intermediate Term Tax-Exempt Income Fund	$49,138	$(14,953)	$34,185
Core Bond Fund	170,808	—	170,808
High Yield Fund	129,426	—	129,426
Intermediate-Term Bond Fund	325,443	—	325,443
Intermediate-Term Tax-Exempt Fund	268,631	—	268,631
Long-Term Tax-Exempt Fund	47,079	—	47,079
New York Intermediate-Term Tax-Exempt Fund	106,130	—	106,130
Short-Term Government Securities Fund	296,418	—	296,418
Short-Term Tax-Exempt Securities Fund	152,570	—	152,570

From time to time, in its sole discretion, U.S. Trust may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the four months ended July 31, 2005 and the two months ended September 30, 2005, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

	Four Months Ended July 31, 2005	Two Months Ended September 30, 2005
California Short-Intermediate Term Tax-Exempt Income Fund-Shares	0.50%	0.50%
Core Bond Fund-Shares	0.90%	0.90%
High Yield Fund-Shares	1.05%	1.05%
Intermediate-Term Bond Fund-Shares	0.65%	0.75%
Intermediate-Term Tax-Exempt Fund-Shares	0.65%	0.65%
Long-Term Tax-Exempt Fund-Shares	0.80%	0.80%
New York Intermediate-Term Tax-Exempt Fund-Shares	0.80%	0.80%
Short-Term Government Securities Fund-Shares	0.60%	0.65%
Short-Term Tax-Exempt Securities Fund-Shares	0.60%	0.60%
High Yield Fund-Institutional Shares	0.80%	0.80%
Core Bond Fund-Retirement Shares	1.40%	1.40%

For the six months ended September 30, 2005, pursuant to the above, investment advisory fees waived by U.S. Trust were as follows:

California Short-Intermediate Term Tax-Exempt Income Fund	$(162,648)
Core Bond Fund	(413,490)
High Yield Fund	(215,621)
Intermediate-Term Bond Fund	(270,799)
Intermediate-Term Tax-Exempt Fund	(279,229)
Long-Term Tax-Exempt Fund	(69,988)
New York Intermediate-Term Tax-Exempt Fund	(127,565)
Short-Term Government Securities Fund	(311,214)
Short-Term Tax-Exempt Securities Fund	(171,396)

The Funds have entered into shareholder servicing agreements with various service organizations, which include Charles Schwab & Co. Inc. (“CS & Co.”) and U.S. Trust. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Funds’ shares held by each service organization’s customers. The Adviser, out of its own resources, may additionally compensate certain organizations for providing these and other services.

For the six months ended September 30, 2005, shareholder servicing fees paid to CS & Co. and U.S. Trust were as follows:

California Short-Intermediate Term Tax-Exempt Income Fund	$84,371
Core Bond Fund	238,056
High Yield Fund	183,625
Intermediate-Term Bond Fund	539,158
Intermediate-Term Tax-Exempt Fund	440,198
Long-Term Tax-Exempt Fund	70,713
New York Intermediate-Term Tax-Exempt Fund	170,845
Short-Term Government Securities Fund	429,618
Short-Term Tax-Exempt Securities Fund	246,784

BISYS Fund Services Limited Partnership (the “Distributor”) serves as the Distributor of the Funds. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

Certain Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which they may compensate the Distributor monthly for its services that are intended to result in the sale of Fund Shares (in the case of High Yield Fund) or Retirement Shares (in the case of Core Bond Fund), in an amount not to exceed the annual rate of 0.25% or 0.50%, respectively, of the average daily net asset value of such Fund’s Shares or Retirement Shares. There were no fees charged for the six months ended September 30, 2005.

Each Independent Director/Trustee of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated registered investment companies managed by the Adviser. The Chairman of the Board receives an additional $30,000, the Chairman of the Audit Committee receives an additional $15,000, and the Chairman of the Nominating Committee receives an additional $5,000 for serving in those capacities. In addition, Directors and Trustees are reimbursed by Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3.    Purchases, Sales and Maturities of Securities:

For the six months ended September 30, 2005, purchases, sales and maturities of securities, excluding short-term investments, for the Funds aggregated:

	Purchases	Sales and Maturities
California Short-Intermediate Term Tax-Exempt Income Fund	$7,330,300	$3,946,500
Core Bond Fund
U.S. Government	120,052,066	99,304,884
Other	26,180,685	7,575,468
High Yield Fund	50,906,131	46,696,905
Intermediate-Term Bond Fund
U.S. Government	99,222,226	94,369,142
Other	43,292,880	36,546,946

	Purchases	Sales and Maturities
Intermediate-Term Tax-Exempt Fund	$54,774,159	$—
Long-Term Tax-Exempt Fund	8,157,855	6,258,420
New York Intermediate-Term Tax-Exempt Fund	4,344,000	5,495,200
Short-Term Government Securities Fund
U.S. Government	199,510,162	207,119,692
Other	8,908,578	13,780,712
Short-Term Tax-Exempt Securities Fund	35,748,503	35,216,460

4.    Federal Taxes:

It is the policy of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each calendar year.

Net realized gains of the Funds derived in certain countries are subject to certain foreign taxation.

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gains distributions will be reduced. At March 31, 2005, the following Funds had capital loss carryforwards available to offset future net capital gains through the indicated expiration dates.

	Expires
	2009	2010	2011	2012	2013	Total
California Short-Intermediate Term Tax-Exempt Income Fund	$—	$—	$—	$664	$311	$975
High Yield Fund	—	2,181,571	17,456,849	40,103,941	1,461,417	61,203,778
Long-Term Tax-Exempt Fund	262,322	—	—	—	—	262,322
Short-Term Government Securities Fund	—	—	—	1,481,228	4,260,524	5,741,752
Short-Term Tax-Exempt Securities Fund	—	—	—	—	287,228	287,228

At September 30, 2005, aggregate gross unrealized appreciation for all securities and call options written for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

	Federal Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
California Short-Intermediate Term Tax-Exempt Income Fund	$67,489,011	$986,187	$(194,092)	$792,095
Core Bond Fund	232,504,454	2,646,269	(1,831,492)	814,777
High Yield Fund	170,478,296	4,216,755	(6,146,747)	(1,929,992)
Intermediate-Term Bond Fund	441,328,012	2,635,925	(4,687,224)	(2,051,299)
Intermediate-Term Tax-Exempt Fund	346,669,629	8,137,592	(1,528,362)	6,609,230
Long-Term Tax-Exempt Fund	60,884,749	1,058,105	(47,024)	1,011,081
New York Intermediate-Term Tax-Exempt	141,207,440	1,105,308	(705,272)	400,036
Short-Term Government Securities Fund	385,972,816	83,062	(5,106,314)	(5,023,252)
Short-Term Tax-Exempt Securities Fund	176,476,855	—	(1,562,515)	(1,562,515)

5.    Capital Transactions:

Excelsior Fund has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 750 million shares of the Core Bond Fund; 1.5 billion shares of the Intermediate-Term Bond Fund; and 1 billion shares of the Short-Term Government Securities Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund’s Board of Directors.

Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 1.5 billion shares each of California Short-Intermediate Term Tax-Exempt Income Fund, Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Short-Term Tax-Exempt Securities Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable and tax-exempt earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Tax-Exempt Fund’s Board of Directors.

The Trust has authorized an unlimited number of shares of beneficial interest of each class of each Fund. Each share has a par value of $0.00001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of the Trust’s Board of Trustees.

Capital Share Transactions

	California Short-Intermediate Term Tax-Exempt Income Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold	1,885,643	$13,749,065	3,278,532	$24,146,853
Issued as reinvestment of dividends	38,964	283,923	42,748	314,174
Redeemed	(1,291,047)	(9,405,289)	(3,595,284)	(26,429,967)

Net Increase (Decrease)	633,560	$4,627,699	(274,004)	$(1,968,940)

	Core Bond Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	4,182,105	$38,770,198	7,544,152	$69,875,602
Retirement Shares	—	—	126	1,050
Issued as reinvestment of dividends
Shares	189,632	1,754,943	331,579	3,062,096
Retirement Shares	2	18	—	4
Redeemed
Shares	(2,273,999)	(20,983,574)	(4,431,412)	(40,768,322)
Retirement Shares	(17)	(151)	—	—
Redemption in-kind	—	—	(8,833,002)	(81,528,608)

Net Increase (Decrease)	2,097,723	$19,541,434	(5,388,557)	$(49,358,178)

	High Yield Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	9,182,746	$42,157,019	21,515,855	$101,230,357
Institutional Shares	714,500	3,264,036	1,316,771	6,247,385
Issued as reinvestment of dividends
Shares	185,631	850,145	414,836	1,961,707
Institutional Shares	45,232	207,140	8,493	40,222
Redeemed
Shares	(8,340,382)	(38,285,672)	(20,658,816)	(97,478,269)
Institutional Shares	(67,194)	(307,235)	(3,282,976)	(15,687,133)

Net Increase (Decrease)	1,720,533	$7,885,433	(685,837)	$(3,685,731)

	Intermediate-Term Bond Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold	11,629,101	$83,910,696	15,055,086	$109,213,526
Contribution in-kind	—	—	1,044,029	7,590,091
Issued as reinvestment of dividends	131,294	947,571	158,208	1,145,388
Redeemed	(7,052,164)	(50,831,770)	(14,791,878)	(107,161,886)

Net Increase (Decrease)	4,708,231	$34,026,497	1,465,445	$10,787,119

	Intermediate-Term Tax-Exempt Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold	5,096,754	$48,448,807	7,418,489	$70,630,402
Issued as reinvestment of dividends	49,697	472,271	107,050	1,019,228
Redeemed	(4,191,179)	(39,795,314)	(10,361,672)	(98,554,729)

Net Increase (Decrease)	955,272	$9,125,764	(2,836,133)	$(26,905,099)

	Long-Term Tax-Exempt Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold	285,689	$2,913,138	1,003,168	$9,987,153
Issued as reinvestment of dividends	16,830	171,614	31,144	312,137
Redeemed	(557,182)	(5,679,991)	(2,011,361)	(20,002,931)

Net Increase (Decrease)	(254,663)	$(2,595,239)	(977,049)	$(9,703,641)

	New York Intermediate-Term Tax-Exempt Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold	1,565,817	$13,784,364	2,053,754	$18,150,200
Issued as reinvestment of dividends	21,977	193,608	67,207	593,357
Redeemed	(1,600,007)	(14,079,917)	(6,111,053)	(53,845,642)

Net Increase (Decrease)	(12,213)	$(101,945)	(3,990,092)	$(35,102,085)

	Short-Term Government Securities Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold	8,113,889	$56,932,151	28,457,660	$201,824,477
Issued as reinvestment of dividends	219,797	1,539,449	289,189	2,044,988
Redeemed	(11,470,822)	(80,354,062)	(36,290,718)	(257,075,591)

Net Increase (Decrease)	(3,137,136)	$(21,882,462)	(7,543,869)	$(53,206,126)

	Short-Term Tax-Exempt Securities Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold	2,530,497	$18,064,903	13,545,164	$97,050,761
Issued as reinvestment of dividends	11,530	82,243	23,592	168,982
Redeemed	(11,715,940)	(83,579,230)	(29,996,244)	(214,883,252)

Net Increase (Decrease)	(9,173,913)	$(65,432,084)	(16,427,488)	$(117,663,509)

6.    Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.    Legal Proceedings:

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia, in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have been providing full cooperation with respect to these Investigations and continue to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of shares of certain of the Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading of shares of the Excelsior Funds.

The Adviser, certain of its affiliates, the Companies and others have also been named in five class action lawsuits which allege that the Adviser, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds managed by the Adviser. Each seeks unspecified monetary damages and related equitable relief. The Adviser, certain of its affiliates, the Companies and others have also been named in two derivative actions alleging breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the investor class action suits and in the derivative suits. Plaintiffs’ claims under Sections 10(b) and 20 of the Securities Exchange Act and under Section 36(b) of the Investment Company Act, however, have not been dismissed. Currently, these rulings are subject to reconsideration motions by the parties. It is anticipated that discovery will commence soon with respect to plaintiffs’ remaining claims.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending Investigations and private lawsuits will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

8.    Annual Consideration for the Continuation of the Investment Adviser Agreement:

At a meeting of the Boards of Directors/Trustees of the Companies held on July 28, 2005 (the “Meeting”), the Boards of Directors/Trustees, including a majority of the directors/trustees who are not “interested persons” (as defined in the 1940 Act) (the “Boards”) approved the continuance of the investment advisory agreements (the “Advisory Agreements”) for each Fund with United States Trust Company of New York and U.S. Trust Company, N.A.

Both in connection with the Meeting specifically dedicated to renewal of the Advisory Agreements and at other meetings during the course of the year, the Directors received written materials and presentations relating to their considerations of the Advisory Agreements. In evaluating the Advisory Agreements the Directors relied upon their knowledge resulting from their meetings throughout the year, of the Adviser, its services and personnel and the Funds. At the Meeting, the Directors also considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Directors were assisted by their independent legal counsel regarding their responsibilities under applicable law. In determining whether to approve the Advisory Agreements, the Directors considered the following information:

1)	The nature, extent and quality of services provided by the Adviser.

The Directors considered the nature, extent and quality of services provided by the Adviser, particularly the portfolio managers and other personnel responsible for providing services to the Funds. The Directors noted that, in addition to managing the investment program of the Funds, the Adviser also provided, at its expense, certain non-advisory and compliance services, including services under the Funds’ Rule 38a-1 compliance program. In addition, the Directors considered that the Adviser, at its own expense, has routinely engaged its internal audit group to examine and report to the Boards on a regular basis various activities and operations of the Funds, the Adviser and the Administrators. The Directors considered that the Adviser, pursuant to a separate Administration Agreement with the Funds, was also responsible for supervising the Funds’ accounting agent and sub-administrator, BISYS, in the performance of administrative, accounting and related services, including valuation of the Funds’ portfolio securities, yield calculations, reports and filings with regulatory authorities, as well as compliance monitoring and testing. The Directors considered the Adviser’s effectiveness in ensuring the Funds’ compliance with their investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Directors also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

The Directors also considered the qualifications, experience and responsibilities of the portfolio managers for the Funds and other personnel responsible for providing advisory services to the Funds. In particular, the Directors focused on the Adviser’s long-standing relationship with the Companies, the

Adviser’s overall supervisory structure, the diversity of Fund offerings and portfolio manager compensation structure. The Boards believed that the Adviser had allocated substantial resources and personnel, and had made significant financial expenditures and commitments, to the investment management and other operations of the Funds. The Directors reviewed and considered, based on their experience and interaction with the Adviser, (i) the Adviser’s ability to retain quality portfolio managers and other personnel; (ii) the Adviser’s diligence and attention to detail in carrying out its responsibilities under the Advisory Agreements; (iii) the Adviser’s responsiveness to requests of the Directors; (iv) the adequacy of the scope and depth of the Adviser’s resources; (v) the Adviser’s efforts to keep the Directors apprised of developments relating to the Funds and the industry in general; (vi) the Adviser’s commitment to spend additional resources to improve the performance and operations of the Funds to benefit shareholders.

2)	The performance of the Funds and the Adviser.

The Boards reviewed the investment performance of each of the Funds and the Adviser as well as the nature of each Fund’s investments and its investment strategies and the characteristics of the Funds’ shareholder base. In this regard, the Directors compared each Fund’s investment performance over the short, medium and longer term against the investment performance of other SEC registered funds that have similar investment objectives and sales load structures. The Directors also compared each Fund’s investment performance over similar periods both on an absolute basis and against its broad-based securities market benchmark, as reflected in each Fund’s current prospectus and annual report and considered rankings and ratings of the Funds issued by Lipper. The Directors considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Funds’ shareholders the return and yield performance that was available in the marketplace given each Fund’s investment objectives, policies, strategies, limitations and restrictions. The Directors also considered the actions taken by the Adviser to address performance concerns raised with and by the Directors over the past year.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Boards’ consideration of the level of the advisory fees, the Directors reviewed a comparison, developed by Lipper of the level of each Fund’s advisory fee and total expense ratio against a Lipper expense peer group. The Directors viewed the Lipper expense peer group information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Directors considered both the contractual Advisory Agreement rates as well as the level of the advisory fees after waivers and/or reimbursements. The Directors noted that with respect to certain of the Funds, the Adviser had contractually committed to waive a portion of its fee or reimburse certain Funds for a portion of their expenses to limit the Funds’ total operating expenses. The Directors also considered that the Adviser had a consistent methodology in place for determining the fees and expenses of all of the funds within the Excelsior family of Funds.

The Directors reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies with substantially similar investment objectives on a sub-advisory basis (“Sub-Advised Accounts”). In evaluating this information, the Directors considered the differences in services provided to Sub-Advised Accounts and the Funds. The Directors also reviewed the fees charged by the Adviser to provide similar advisory services to separate accounts with substantially similar investment objectives as the Funds (“Separate Accounts”) and the differences in services and risks involved in managing Separate Accounts and the Funds from a compliance and regulatory perspective.

The Directors also considered an analysis prepared by the Adviser of the estimated profitability of each Fund to the Adviser for its most recent two fiscal years, and reviewed with the Adviser its cost allocation methodology in connection with its profitability. The Directors compared the Adviser’s overall profitability with that of other investment advisers with the assistance of comparisons provided by Lipper. The Board concluded that the Adviser’s profitability was not unreasonable based on all of the information presented to it, including but not limited to, comparative information developed by Lipper regarding the profitability of other investment advisers, the Adviser’s and Funds’ performance, the nature, extent and quality of services provided by the Adviser, the cost of advisory services to the Adviser and other factors.

4)	The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Boards considered information provided by the Adviser as to whether the Adviser had passed on and was likely to pass on to shareholders benefits from its economies of scale. In this regard, the Directors considered various analyses prepared by the Adviser of the estimated profitability of each Fund to the Adviser at higher asset levels and assuming various fee and expense structures. The Directors also considered information from Lipper regarding advisory fee breakpoints charged by other funds. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Directors noted that they would continue to monitor the growth in assets of the Funds and asked the Adviser to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

5)	Other factors.

In addition to the above factors, the Directors also discussed other benefits received by the Adviser from its management of the Funds, including the compensation payable by the Funds to affiliates of the Adviser for other services including administration and shareholder servicing. The Directors also considered the payments made by the Adviser to financial intermediaries in connection with distribution-related activities and shareholder servicing.

At a meeting held on May 20, 2005, the Directors received and considered information on the Adviser’s soft dollar usage in connection with the Funds and the research services obtained with the Funds’ brokerage. At that meeting, the Directors also received and reviewed a report prepared by a third party that had tested and analyzed the execution of the Funds’ brokerage transactions.

6)	Conclusions.

Based on a consideration of all these factors in their totality and after deliberation with their independent counsel, the Directors determined that the advisory fee for each of the Funds, were fair and reasonable in light of these factors and in the best interests of the Fund’s shareholders, and that the Advisory Agreements should be approved and continued. The Boards based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

9.    Subsequent Event:

On November 18, 2005, the Boards of Directors/Trustees of the Funds approved a proposal by the Adviser, to reconfigure the structure through which U.S. Trust provides advisory services to the Funds. Effective December 16, 2005, the Funds will no longer be advised jointly by the Adviser (through their separately identifiable divisions), but will now be advised by either a new subsidiary of U.S. Trust Company, N.A., tentatively named U.S. Trust Advisers, Inc., (“USTA”) or U.S. Trust New York Asset Management Division (“NYAMD”), the separately identifiable division of United States Trust Company of New York.

USTA, a Delaware corporation that is a wholly-owned subsidiary of U.S. Trust Company, N.A., is registered as an investment adviser with the Securities and Exchange Commission.

Effective December 16, 2005 California Short-Intermediate Term Tax-Exempt Income Fund will be advised by USTA and Core Bond Fund, Intermediate-Term Bond Fund, Short-Term Government Securities Fund, High Yield Fund, Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund, and New York Intermediate-Term Tax-Exempt Fund will be advised by NYAMD.

The Board of Directors/Trustees also approved the restructuring of the Fund’s Administration Agreement with U.S. Trust Company, N.A. to provide that, effective December 16, 2005, USTA will serve as the administrator to each Fund.

DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period”.

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

DISCLOSURE OF FUND EXPENSES (Unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 03/31/2005	Ending Account Value 09/30/2005	Annualized Expense Ratios*	Expenses Paid During Period**
Actual Fund Return
California Short-Intermediate Term Tax-Exempt Income Fund-Shares	$1,000.00	$1,014.20	0.50%	$2.52
Core Bond Fund-Shares	1,000.00	1,021.60	0.90	4.56
High Yield Fund-Shares	1,000.00	1,007.00	1.05	5.28
Intermediate-Term Bond Fund-Shares	1,000.00	1,019.40	0.68	3.44
Intermediate-Term Tax-Exempt Fund-Shares	1,000.00	1,016.90	0.65	3.29
Long-Term Tax-Exempt Fund-Shares	1,000.00	1,019.40	0.80	4.05
New York Intermediate-Term Tax-Exempt Fund-Shares	1,000.00	1,017.30	0.80	4.05
Short-Term Government Securities Fund-Shares	1,000.00	1,012.90	0.62	3.13
Short-Term Tax-Exempt Securities Fund-Shares	1,000.00	1,008.80	0.60	3.02

Hypothetical 5% Return
California Short-Intermediate Term Tax-Exempt Income Fund-Shares	1,000.00	1,022.56	0.50	2.54
Core Bond Fund-Shares	1,000.00	1,020.56	0.90	4.56
High Yield Fund-Shares	1,000.00	1,019.80	1.05	5.32
Intermediate-Term Bond Fund-Shares	1,000.00	1,021.66	0.68	3.45
Intermediate-Term Tax-Exempt Fund-Shares	1,000.00	1,021.81	0.65	3.29
Long-Term Tax-Exempt Fund-Shares	1,000.00	1,021.06	0.80	4.05
New York Intermediate-Term Tax-Exempt Fund-Shares	1,000.00	1,021.06	0.80	4.05
Short-Term Government Securities Fund-Shares	1,000.00	1,021.96	0.62	3.14
Short-Term Tax-Exempt Securities Fund-Shares	1,000.00	1,022.06	0.60	3.04

*	Annualized expense ratios of certain funds are after fee waivers and expense reimbursements by the investment adviser. Absent such waivers and reimbursements, expenses paid during the period would have been greater.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

SA-FIXEDINC-0905/45289

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Complete schedule of investments is included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors after Registrant last provided disclosure in response to the requirement of Item 7(d) (2) (ii) (G) of Schedule 14A, or this Item 10.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-(2)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Tax-Exempt Funds, Inc.

By (Signature and Title)	/s/ Mary Martinez
Mary Martinez, President

Date December 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Martinez
Mary Martinez, President

Date December 2, 2005

By (Signature and Title)	/s/ Agnes Mullady
Agnes Mullady, Treasurer

Date December 2, 2005